As Filed with the Securities and Exchange Commission on June 30, 2026
REGISTRATION NO. 033-41628
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 50
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 162

DELAWARE LIFE VARIABLE ACCOUNT F
(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY
(Name of Insurance Company)
10555 Group 1001 Way
Zionsville, IN 46077
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number: (844) 448-3519
Michael S. Bloom, Chief Legal Officer and Secretary
Delaware Life Insurance Company
230 Third Avenue, 6th Floor
Waltham, MA 02451
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A

REGATTA GOLD VARIABLE ANNUITY
PROSPECTUS
June 30, 2026
This Prospectus describes the Regatta Gold Variable Annuity (the “Contract”), a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company,” “Delaware Life,” “us,” “our,” or “we”) and Delaware Life Variable Account F (the “Variable Account”) offered the Contract to individuals and entities and through personal retirement and deferred compensation plans. The Contract is no longer available for sale.
The Contract allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Prospectus provides important information about the Contract, including its material features, rights, obligations, restrictions, Investment Options, optional benefits, and variations, as well as other information.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal.
If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59  1∕2.
When you invest in the Contract, you decide how to allocate your money among a number of Variable Options and, if available, fixed interest. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” for additional information about each Variable Option and Fixed Option. You should consider which features are important to you and the amount of Variable Account charges, the amount of any optional benefit charges, and the amount of any early withdrawal charges that you are willing to pay relative to your needs.
The availability of investment options, Contract benefits or other features described in this prospectus may vary depending on the broker-dealer or other financial intermediary through which the Contract was sold.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer.  Upon cancellation, you will receive either a full refund of the amount you paid with your application or your Account Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Any obligations (including under any Fixed Options) or guarantees under the Contract are subject to the Company’s financial strength and claims-paying ability.
NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
Audited financial statements for the Company for the year-ended December 31, 2025 are now available to you online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. Copies are also available to you upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com. As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed. The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements. Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements. Please see the Company’s 2025 audited financial statements for additional information.
The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Contract and should not be considered as having any bearing on the investment performance of the assets held in the Variable Account.
Audited financial statements for the Variable Account for the year-ended December 31, 2025 are available to you online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. Additional copies may be obtained upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.

If you have any questions about your Contract, please contact us at our Service Address:
By mail – Delaware Life Insurance Company
P.O. Box 758581, Topeka, KS 66675-8581
By express mail – Delaware Life Insurance Company,
Mail Zone 581, 5801 S.W. 6th Avenue, Topeka, KS 66636
By telephone – (877) 253-2323
By facsimile – (785) 286-6118
https://www.delawarelife.com/contact-us/contact-page
The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

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4

SPECIAL TERMS
Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix C. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.
In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a withdrawal charge of up to 6.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example, if you make a withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table – Transaction Expenses Withdrawals, Withdrawal Charges, and Market Value Adjustment
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between Investment Options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer. There may be fees for wire transfers or other expedited forms of payment of Contract proceeds.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the Investment Options you have elected.
Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.40%[1]	1.40%[1]
	Investment Options (Fund fees and expenses)	0.31%[2]	1.89%[2]

[1]
As a percentage of average daily net Variable Account assets.
[2]
As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,588	Highest Annual Cost: $2,793
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
	RISKS			Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.			Principal Risks of Investing in the Contract Transfer Privilege
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	RISKS	Location In The Prospectus
Is This a Short-Term Investment?
No.
●The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
●Withdrawal charges may apply to withdrawals taken within 7 years after a
Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals may be subject to taxes, including a 10% additional tax if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract Withdrawals, Withdrawal Charges, and Market Value Adjustment Tax Considerations
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract (e.g., the Funds in which the Variable Options invest).
●Each Investment Option (including any Fixed Option) will have its own unique risks.
●You should review the Investment Options before making an investment decision.
Principal Risks of Investing in the Contract The Variable Account
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877) 253-2323 or visiting https://
www.delawarelife.com/contact-us/contact-page.
Principal Risks of Investing in the Contract The Variable Account The Fixed Account
	RESTRICTIONS	Location In The Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain Investment Options may not be available under the contract.
●You are allowed to make 12 transfers between Investment Options per
Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Variable
Options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.
●We reserve the right to remove or substitute Funds offered through the
Variable Options.
The Variable Account Options: The Trusts The Fixed Account Transfer Privilege Appendix A – Investment Options Available Under the Contract
Are There Any Restrictions on Contract Benefits?	N/A. The Contract does not offer optional benefits.
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	TAXES	Location In The Prospectus
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59 1∕2.
Tax Considerations
	CONFLICTS OF INTEREST	Location In The Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

OVERVIEW OF THE CONTRACT
Purpose
The Contract provides a number of important benefits for your retirement planning. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if the Annuitant dies during the Accumulation Phase.
The Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for short-term investing or speculation. Persons wishing to employ such strategies should not purchase a Contract. The Contract is not appropriate for you if you intend to make early or frequent withdrawals due to your liquidity needs, or if you intend to frequently trade in the Contract’s Variable Options.
Phases of the Contract
The Contract has two phases: (1) an Accumulation Phase (for savings) and (2) an Income Phase (for income).
●
Accumulation Phase. During the Accumulation Phase, you may generally make Purchase Payments under the Contract and allocate them to one or more of the Contract’s Investment Options, including:
●
The Variable Options (also referred to as Variable Account options or Sub-Accounts), which have different underlying Funds with different investment objectives, strategies, and risks. When you choose to invest in the Variable Options, you assume investment risk.
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●
The Fixed Options, if available, guarantee principal and interest for specified Guarantee Periods. The Dollar-Cost Averaging (or “DCA”) Program is also a Fixed Option. The only Fixed Options we are currently offering are one-year Guarantee Periods and 6-month and 12-month DCA Program options.
Additional information about each Fund is provided in an appendix to this prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
●
Income Phase. If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option. During the Income Phase, you will not be able to take withdrawals of Account Value. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will, subject to requirements under federal tax laws, receive any remaining payments provided under an Annuity Option that is in effect.
Contract Features
●
Access to Your Money. You can withdraw money from your Contract or surrender your Contract during the Accumulation Phase. If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59 1∕2.
●
Tax-Deferral. The Contract has tax-deferral, so your earnings under the Contract are generally not subject to tax unless you take a withdrawal, we make an annuity payment to you, or the death benefit is paid. If you purchase your Contract through a tax-qualified plan or individual retirement account (IRA), your purchase should be made for reasons other than tax-deferral. Tax-qualified plans and IRAs already provide tax-deferral without the need to purchase an annuity contract.
●
Death Benefit. If you die during the Accumulation Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date. If you are 86 or older on your Contract Date, the death benefit is equal to the amount we would pay on a full surrender of your Contract (“Surrender Value”). If you are 85 or younger on your Contract Date, the death benefit pays the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your Surrender Value on your Death Benefit Date, (3) your Account Value on the Seven-Year Account Anniversary (adjusted for subsequent payments, withdrawals, and charges), or (4) subject to certain limitations, your total Purchase Payments minus withdrawals, plus interest accrued on each Purchase Payment and each withdrawal at 5% per year.
●
Additional Features and Services.
●
Automatic Transfer and Withdrawal Programs. At no additional charge, we offer three automatic transfer programs (Dollar Cost Averaging (or “DCA”) Program, Asset Allocation Program and Portfolio Rebalancing Program) and two automatic withdrawal programs (Systematic Withdrawal Program and Interest Out Program).
●
Withdrawal Charge Waiver. At no additional charge, the Contract includes an annual free withdrawal amount and a nursing home waiver. Withdrawals may still be subject to taxes and tax penalties and may reduce Contract benefits.
●
E-Delivery. We offer an optional electronic delivery service for delivery of prospectuses, transaction confirmations, Fund shareholder reports, and certain other communications in electronic format instead of delivering paper copies.
9

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)
Deferred Sales Load (or Withdrawal Charge) (as a percentage of purchase payments)
Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%
Exchange (Transfer) Fee (currently $0):		$15[1]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses
Administrative Expenses (Annual Account Fee):	$50[2]
Contract Expenses (as a percentage of average Variable Account Value):	1.40%

1
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer.
2
The current Annual Account Fee is equal to the lesser of $30 or 2% of your Account Value. The Annual Account Fee may be changed annually but it will never exceed the lesser of $50 or 2% of your Account Value. The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account for the applicable Account Year or if your Account Value is $75,000 or more on your Account Anniversary.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, and/or service (12b-1) fees, and other expenses)	0.31%	1.89%
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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,848	$13,967	$19,653	$36,449
(2)
If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,348	$10,211	$17,305	$36,449
(3)
If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,348	$10,211	$17,305	$36,449
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss
You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk
The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-term investment horizon.
Variable Investment Options Risk
Amounts that you invest in the variable investment options (i.e., the Sub-Accounts or Variable Account options) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Sub-Accounts you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Sub-Account’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Sub-Account. The Company does not guarantee the performance of the Sub-Accounts or the underlying Funds.
Withdrawal Risk
You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant withdrawal charges. Withdrawals are generally subject to ordinary income taxation and if you take a withdrawal prior to age 59 1∕2, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. If you take systematic withdrawals or use the Interest Out program, you may be repeatedly exposed to the risks associated with partial
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withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.
Purchase Payment Restriction Risk
We limit the amount of Purchase Payments that you make to the Contract. We reserve the right to limit additional Purchase Payments to at least $1,000. We will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have given our approval in advance. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.
Transfer Risk
Transfer restrictions under the Contract may limit your ability to readily change how your Account Value is invested in response to changing market conditions or changes in your personal circumstances.
Fixed Account Interest Rate Risk
We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.
Financial Strength and Claims-Paying Ability Risk
Our guarantees and obligations under the Contract, including any death benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and annuity payments from the Fixed Account, are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cyber Security Risks
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners. As such, our business is vulnerable to systems failures, cyber security incidents, and operational disruptions, any of which could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract.
Financial services companies and their service providers are increasingly targets of cyber-attacks. Cyber-attacks may be systemic (e.g., affecting infrastructure generally) or targeted (e.g., affecting our systems specifically). While we have established controls to help identify threats and protect our systems, our systems have in the past been, and will likely in the future be, subject to cyber-attacks or other cyber security incidents. There is no guarantee that we will always be successful in protecting our systems against future attacks or incidents.
The operational and information security risks to which we are exposed include (but are not limited to) utility outages; the loss, theft, misuse, corruption, destruction, or malicious encryption of data; interference with or denial of service; attacks on systems and websites; hardware and software malfunctions; physical break-ins; fraud; and unauthorized access or release of confidential customer information. Cyber security incidents may impede our ability to process Contract transactions, calculate Variable Accumulation Unit values, or otherwise administer the Contract. They could also subject us to regulatory fines, litigation, or financial losses and/or cause reputational damage. Cyber security incidents could impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds to lose value.
We are also exposed to risks related to natural and man-made disasters and other severe events, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, terrorist acts, and military actions, any of which
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could adversely affect our ability to conduct business operations. We maintain business continuity plans, but we cannot assure you that severe events will not impair our ability to administer the Contract. Severe events may impact our ability to calculate Variable Accumulation Unit values or process Contract transactions, and could have other possible negative impacts. They may also impact our service providers, financial intermediaries, the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made disasters or other severe events.
COMMUNICATING TO US ABOUT YOUR CONTRACT
You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials mailed to us, including Purchase Payments, must be received at our Service Address. For all telephone communications, you must call (877) 253-2323. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing or by telephone at (877) 253-2323 if the broker-dealer permits and the registered representative has written authorization from you.
Unless this prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we receive them, in Good Order, at our Service Address or by telephone at (877) 253-2323. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern Time.
Certain methods of contacting us, such as by telephone, may be unavailable or delayed. Any telephone system or website (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request in writing to our Service Address.
When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.
DELAWARE LIFE INSURANCE COMPANY
Delaware Life Insurance Company is obligated to pay all amounts promised to investors under the Contracts, subject to its financial strength and claims-paying ability. We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We are licensed to do business in all states (except New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our main administrative office address is 10555 Group 1001 Way, Zionsville, IN 46077.
The direct parent company of Delaware Life Insurance Company is DLIC Sub-Holdings, LLC, a Delaware limited liability company formed on August 31, 2020. DLIC Sub-Holdings, LLC is ultimately controlled by Mark R. Walter.
THE VARIABLE ACCOUNT
We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.
Information regarding each Fund, including its (i) name, (ii) type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this prospectus.
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(See APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.) Each Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectuses for the Funds carefully before investing. The Fund prospectuses and other information can be found at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.
The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust or the MFS® Variable Insurance Trust II. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by a Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.
VARIABLE ACCOUNT OPTIONS: THE TRUSTS
The MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II (the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts. Contract Value allocated to a Sub-Account will vary based on the investment performance of the corresponding Fund in which the Sub-Account invests. There is the risk of loss of your entire investment in the Variable Account.
The Trusts are composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trusts are issued in a number of investment options (each, a “Fund”), each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the Funds of the Trusts. Additional portfolios may be added to the Trusts which may or may not be available for investment by the Variable Account.
Each Fund pays fees to MFS® for its services pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS®. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.
MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.
The Trusts may also offer their shares to other registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate
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accounts of the Company. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trusts. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and each Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.
As described in more detail in the Fund prospectuses, certain Funds may employ managed volatility or hedging strategies intended to reduce overall volatility and provide for downside protection during downward movements in equity markets. These hedging strategies could limit the Fund’s upside participation in rising equity markets relative to other Funds with substantially similar investment objectives and policies that do not use such strategies. Investing in such Funds may, however, be helpful in a declining market, because the hedging strategy will reduce your equity exposure under such circumstances, and your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility or hedging strategy. In addition, the cost of these strategies may have a negative impact on performance. There is no guarantee that a Fund employing a managed volatility or hedging strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.
More comprehensive information about the Trusts and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectuses. You should read the Trust prospectuses carefully before investing. The prospectus and Statement of Additional Information for each of the Trusts are available at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.
Selection of Funds
The Funds offered through the Contract are selected by the Company. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Account Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners. We do not recommend or endorse any particular fund, and we do not provide investment advice. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen.
We may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of an adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for the sale of the Contracts.
Voting of Fund Shares
To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.
Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the
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number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.
We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.
Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans funded by the Contracts may be entitled to direct the Owners on how to instruct us to vote the Fund shares attributable to those employees’ contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person regarding a particular Contract, the Owner may instruct us on how to vote the number of Fund shares that person was entitled to direct.
Payments We Receive
The Funds’ investment advisers, transfer agents, underwriters and/or affiliates (“Fund Groups”) compensate us for providing administrative and recordkeeping services that they would normally be required to provide for individual shareholders or cost savings experienced by the Fund Groups. Such compensation is typically a percentage of Variable Account assets invested in a relevant Fund and generally may range up to 0.50% of net assets. In like manner, some Funds pay Rule 12b-1 fees to the Company or the principal underwriter of the Contracts for providing distribution and shareholder support services to the Funds, ranging up to 0.35% directly from the Funds in connection with a Rule 12b-1 Plan. If the Company or the principal underwriter receive Rule 12b-1 fees, combined compensation for administrative, distribution and recordkeeping related services ranges up to 0.55% annually of Variable Account assets invested in a Fund. Certain Fund Groups do not provide any compensation to us from Rule 12b-1 fees but provide up to 0.50% annually of Variable Account assets invested in a Fund.
These payments reflect in part expense savings by the Fund Groups for having, in the case of the Contracts, a sole shareholder, the Variable Account, rather than multiple shareholders in the Funds. Proceeds of these payments may be used for any corporate purpose, including the payment of expenses that Delaware Life and its affiliates incur in promoting, issuing, distributing and administering the Contracts. These payments are generally based on a percentage of the daily assets of the Funds under the Contracts and other variable contracts offered by Delaware Life and its affiliated insurers.
In addition, certain Fund Groups provide fixed dollar compensation to defray the cost of our marketing support and training services. These services may include various promotional, training or marketing meetings for distributors, wholesalers, and/or selling broker-dealers’ registered representatives, and creating materials describing the Contract, its features and the available investment options. Certain Fund Groups may also attend these meetings.
These payments create an incentive for us to offer Funds (or classes of shares of Funds) for which such payments are available to us. We consider such payments, among other things, when deciding to include a Fund (or class of shares of a Fund) as an investment option under the Contracts. Other available investment portfolios (or classes of shares of Funds) may have lower fees and better overall investment performance than the Funds (or classes of shares of the Funds) offered under the Contract.
If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Fund Groups may pay the intermediary for services provided with regard to the sale of Fund shares in the Subaccounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Subaccounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in
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sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about such variations and how he or she and his or her broker-dealer or other financial intermediary are compensated for selling the Contract.
THE FIXED ACCOUNT
The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods or the Dollar-Cost Averaging (or ”DCA”) Program become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.
We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.
We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.
THE FIXED OPTIONS: THE GUARANTEE PERIODS
Guarantee Periods
You may elect one or more Guarantee Periods from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted.
Any of your Account Value held in a Guarantee Period will not be affected by our closing the Guarantee Period to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”)
Fixed Account Options
The following is the list of the Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and cease offering an existing Fixed Option. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT”, the sub-section captioned “Dollar-Cost Averaging (or ”DCA”) Program” under the “Other Programs” section in “THE ACCUMULATION PHASE” and the “Dollar-Cost Averaging” section of the table in “BENEFITS AVAILABLE UNDER THE CONTRACT” for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3% (4% if Contract purchased before November 1, 1994)
Dollar-Cost Averaging (or “DCA”) Program	6 Months and 12 Months	3% (4% if Contract purchased before November 1, 1994)
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Guaranteed Interest Rates
We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.
We determine Guaranteed Interest Rates at our discretion. Our determination will be influenced by the interest rates we earn on our fixed income investments as well as other factors, including regulatory and tax requirements, sales commissions, administrative expenses, general economic trends and competitive factors. You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.
Early Withdrawals
Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.”)
THE ACCUMULATION PHASE
During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.
Issuing Your Contract
When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.
We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in Good Order. If your Application is not in Good Order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in Good Order. Once the Application is in Good Order, we will then apply the Purchase Payment within two Business Days.
Amount and Frequency of Purchase Payments
The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase, except that if you own a Contract issued in the state of Oregon, you may make Purchase Payments only during the first three Account Years, rather than at any time during the Accumulation Phase.
Allocation of Net Purchase Payments
You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available.
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In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.
Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. (See “Premium Taxes.”) In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.
Your Account
When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.
Your Account Value
Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion (“Variable Account Value”) and the Fixed Account portion (“Fixed Account Value”). These two components are calculated separately, as described under the headings “Variable Account Value” and “Fixed Account Value.”
Variable Account Value
Variable Accumulation Units
In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.
Variable Accumulation Unit Value
The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.
To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the asset-based insurance charges (the mortality and expense risk charge and administrative expense charge) for each day in the Valuation Period.
For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.
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Crediting and Canceling Variable Accumulation Units
When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.
Fixed Account Value
Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.
The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Guarantee Periods may not always be available for allocation. (See “Fixed Options - The Guarantee Periods.”)
Crediting Interest
We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
Guarantee Amounts
Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.
Renewals
We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Option, we must receive from you prior to the Renewal Date:
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written notice electing a different Guarantee Period from among those we then offer, or
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written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)
If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.
Early Withdrawals
If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)
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Transfer Privilege
Permitted Transfers
During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
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you may not make more than 12 transfers in any Account Year;
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the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;
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at least 30 days must elapse between transfers to and from Guarantee Periods;
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at least 6 days must elapse between transfers to and from the Sub-Accounts;
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transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and
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we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)
These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”) We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.
There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. We will notify you of any change in writing prior to its effectiveness. Transfers out of a Guarantee Period occurring more than 30 days before the Renewal Date or any time after the Expiration Date or any time after the Expiration Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges, and Market Value Adjustment.” Under current law there is no tax liability for transfers.
Requests for Transfers
You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone.
If a written or telephone transfer request as described above is received in Good Order before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone are genuine. These procedures may require any person requesting a transfer by telephone to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.
We reserve the right to deny any and all transfer requests made by telephone and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in Good Order or if it does not comply with the terms of our short-term trading policy or the trading policy of a Fund involved in the transfer. If a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.
We also reserve the right to suspend, modify, restrict, or terminate the telephone transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.
A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in Good Order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.
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No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing or by telephone. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in Good Order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).
You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (877) 253-2323 before the end of the Business Day during which the transfer request was submitted.
Short-Term Trading
The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.
The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fee Table.”
Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restricts your transfer privileges more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.
If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in Good Order and immediately notify you.
We will provide you written notification of any restrictions imposed.
We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
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when a new broker of record is designated for the Contract;
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when the Participant changes;
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when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;
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when necessary in our view to avoid hardship to a Participant; or
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when underlying Funds are dissolved or merged or substituted.
If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. Short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.
Funds’ Trading Policies
In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their trading policies from time to time.
We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.
Accordingly, if you do not comply with any Fund’s Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.
Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
We may reduce or waive the withdrawal charge or annual Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees.
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Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”
Other Programs
You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”
We reserve the right to terminate each of these programs. You may terminate your participation in any of these programs at any time by written notice to us or by other means approved by us.
Dollar-Cost Averaging (or “DCA”) Program
You may select a DCA Program at no extra charge by allocating a minimum amount to a designated Variable Option or to a Guarantee Period we make available in connection with the DCA Program. (We reserve the right to limit minimum investments to at least $1,000.)
The DCA Program allows you to invest gradually over time. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Variable Options that you choose. The DCA Program continues until your Account Value allocated to the DCA Program is depleted or you elect to stop the DCA Program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in the DCA Program when you purchased your Contract, then all future Purchase Payments will be allocated to the DCA Program, unless you specify otherwise.
We currently offer 6-month and 12-month DCA Programs (See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT – FIXED OPTIONS”). You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
Amounts allocated to the Fixed Account under the DCA Program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with the DCA Program.
No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the DCA Program, except that if you discontinue or alter the DCA Program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the DCA Program will be treated as commencing a new DCA Program and may be subject to the $1,000 minimum investment limit.
The main objective of the DCA Program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Options at set intervals, the DCA Program allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. The DCA Program allows you to take advantage of market fluctuations. However, it is important to understand that the DCA Program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the DCA Program.
Asset Allocation
One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By
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spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.
We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.
Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions, or closures.
You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.
Systematic Withdrawal and Interest Out Programs
You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. Withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% additional tax. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.
You may change or stop either program at any time, by written notice to us or other means approved by us.
Portfolio Rebalancing Program
Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.
No transfers to or from any Guarantee Period are permitted while this program is in effect.
Secured Future Program
Under the Secured Future Program, at issue, we divide your initial Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new
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Guarantee Period. The Secured Future Program is no longer being offered. (See “The Fixed Options - The Guarantee Periods.”)
26

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Dollar-Cost Averaging (or “DCA”) Program
Allows you to allocate a
Purchase Payment to the
Fixed Account and then
automatically transfer a
fractional amount to one or
more Variable Options at
regular time intervals until
your DCA Program is
depleted or you elect to
stop. The final transfer
from the Fixed Account will
include all interest earned.
		Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●All future Purchase Payments
will be allocated to the DCA
Program unless you specify
otherwise.
●Each new Purchase Payment
will commence a new DCA
Program.
●May be subject to $1,000
minimum allocation.
●If you alter or stop the DCA
Program, amounts remaining
in the Fixed Account will be
transferred to the Money
Market Sub-Account.

Asset Allocation	Allows you to participate in an asset allocation model that we may make available. Each model represents a combination of Sub-Accounts with a different level of risk.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●You may participate in only
one model.
●Models are “static,” meaning
Account Value is only
rebalanced among the
Sub-Accounts in the model.
●You cannot change models but
you can make an independent
decision to change your asset
allocations at any time.
●Models may be affected by
fund mergers, liquidations,
substitutions, or closures.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Account Value at a designated frequency.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●Systematic withdrawals may
repeatedly expose you to the
risks associated with partial
withdrawals.
●Withdrawals may be subject to
withdrawal charges and taxes,
including tax penalties.
●Withdrawals reduce Account
Value and may reduce the
death benefit.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
●We reserve the right to impose a minimum Account Value of $10,000 for enrollment.
Interest Out Program	Allows automatic payments or reinvestments of interest credited for all Fixed Account Guarantee Periods you have chosen.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●Interest withdrawals may
repeatedly expose you to the
risks associated with partial
withdrawals.
●Withdrawals may be subject to
withdrawal charges and taxes,
including tax penalties.
●Withdrawals reduce Account
Value and may reduce the
death benefit.
●We reserve the right to impose
a minimum Account Value of
$10,000 for enrollment.

Portfolio Rebalancing Program	Allows you to automatically transfer Account Value among the Sub-Accounts to maintain your selected percentage allocations.	Standard	No charge	N/A	●Available only during the Accumulation Phase. ●Only quarterly, semi-annual, and annual rebalancing available.
Secured Future Program
Allows you to divide your
initial Purchase Payment
between the Fixed Account
and the Variable Account.
You choose a Guarantee
Period and we allocate to
that Guarantee Period the
portion of your initial
Purchase Payment
necessary so that, at the end
of the Guarantee Period,
your Fixed Account
allocation, including
interest, will equal the
entire amount of your initial
Purchase Payment less any
Contract charges deducted
from the Fixed Account.
The remainder of your
initial Purchase Payment is
invested in the
Sub-Accounts of your
choice.
		Standard (subject to availability)	No charge	N/A	●No longer offered
Nursing Home Withdrawal Charge Waiver	Allows you to make a full withdrawal without a withdrawal charge if you are confined to a nursing home.	Standard	No charge	N/A	●Waiver must be approved in state of issue ●Not available until one year after the Contract Date.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
●Must be confined to an eligible nursing home. ●Must be confined for 180 continuous days or any shorter period required by your state. ●Requires proof of eligibility.
Death Benefit
Pays a death benefit,
determined as of the Death
Benefit Date, if the
Annuitant dies during the
Accumulation Phase. If the
Annuitant is 86 or older on
the Contract Date, the death
benefit is equal to the
amount we would pay on a
full surrender (“Surrender
Value”) on the Death
Benefit Date. If the
Annuitant is 85 or younger
on the Contract Date, the
death benefit pays the
greatest of: (1) Account
Value on the Death Benefit
Date, (2) Surrender Value
on the Death Benefit Date,
(3) Account Value on the
Seven-Year Account
Anniversary (adjusted for
subsequent payments,
withdrawals, and charges),
or (4) subject to certain
limitations, your total
Purchase Payments minus
the sum of partial
withdrawals, plus interest
accrued daily on each
payment and each
withdrawal at a rate
equivalent to 5% per year.
		Standard	No charge	N/A
●Withdrawals, including
required minimum
distributions from Qualified
Contracts, may reduce the
benefit.
●Annuitizing the Contract
terminates the benefit.
●Interest under option (4) is
only available until the first
day of the month following the
Annuitant’s 80th birthday. No
such accumulation will apply
to a Purchase Payment or
partial withdrawal once that
Purchase Payment or partial
withdrawal has, as a result of
such accumulation, grown to
double its original amount. If
the Annuitant was 86 or older
on your Contract Date, the
death benefit may be less than
your Account Value because it
will reflect any applicable
withdrawal charges.

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Requesting a Withdrawal
At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.
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All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% additional tax. (See “TAX CONSIDERATIONS.”) You should carefully consider these tax consequences before requesting a cash withdrawal.
Full Withdrawals
If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.
A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.
Partial Withdrawals
Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.
You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Period to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.
Partial withdrawals may affect the death benefit amount. (See “Amount of Death Benefit.”)
If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).
Time of Payment
We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●
when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;
●
when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account;
●
when an SEC order permits us to defer payment for the protection of Participants; or
●
if mandated by applicable law.
If, pursuant to SEC rules, a government money market fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.
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If mandated under applicable law, we may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.
Withdrawal Restrictions for Qualified Plans
If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.
Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax-Sheltered Annuities” under “TAX CONSIDERATIONS.”)
When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payment, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.
Withdrawal Charge
We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.
If you purchased your Contract before November 1994, or if your state does not permit our current withdrawal charge, we use the Alternate Withdrawal Charge. (See “Alternate Withdrawal Charge.”)
The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.
We may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.
Free Withdrawal Amount
In each Account Year you may withdraw a portion of your Account Value, which we will call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative, that is, it is carried forward and available for use in future years.
For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.”
For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you have made no previous withdrawals. Your Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:
●
$800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus
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●
$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus
●
$10,000, which is the amount of all Old Payments that you have not previously withdrawn.
Withdrawal Charge on Purchase Payments
If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.
The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.
Order of Withdrawal
New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.
Calculation of Withdrawal Charge
We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:
Number of Account Years Purchase Payment has been in your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%
For example, using the same facts as in the example in “Free Withdrawal Amount” above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be 2. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.
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For additional examples of how we calculate withdrawal charges, see Appendix C.
Alternate Withdrawal Charge
If you purchased your Contract before November 1994, or if your state does not permit the withdrawal charge described above, we will impose the withdrawal charge as follows:
Free Withdrawal Amount
In each Account Year you may withdraw a portion of your Account Value, which we will call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. The Annual Withdrawal Allowance is not cumulative; any portion of the Annual Withdrawal Allowance that you do not use in an Account Year will not be carried forward or available for use in future years.
For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.” Your Account Value minus New Payments and Old Payments is called “accumulated value.”
Order of Withdrawal
When you make a withdrawal, we consider the oldest Payment that you have not already withdrawn to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments are withdrawn, the balance withdrawn is considered to be accumulated value.
Calculation of Withdrawal Charge
We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:
Number of Account Years Purchase Payment has been in your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%
For additional examples of how we calculate the Alternate Withdrawal Charge, see Appendix C. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.
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Types of Withdrawals Not Subject to Withdrawal Charge
We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.
Nursing Home Waiver
We will waive the withdrawal charge for a full withdrawal if:
●
the nursing home waiver is approved in the state of issue;
●
at least one year has passed since we issued your Contract; and
●
you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.
An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (877) 253-2323.
Other Withdrawals
We do not impose the withdrawal charge:
●
on amounts you apply to provide an annuity;
●
on amounts we pay as a death benefit;
●
amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or
●
on any amounts transferred as a part of an optional program.
Market Value Adjustment
Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.
If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.
We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.
A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.
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Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.
We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:
(1 + I	)	N/12	- 1
1 + J
where:
I
is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;
J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and
N
is the number of complete months remaining in your Guarantee Period.
We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.
For examples of how we calculate the Market Value Adjustment, see Appendix C.
CONTRACT CHARGES
Account Fee
During the Accumulation Phase of your Contract, we will deduct from your Account Value an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of (a) $30 and (b) 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of (a) $50 and (b) 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.
We will not charge you the annual Account Fee if:
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your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or
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your Account Value is more than $75,000 on your Account Anniversary.
If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.
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After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.
Administrative Expense Charge
We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.
Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.
Mortality and Expense Risk Charge
During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.
Premium Taxes
Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.
In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.
Fund Expenses and Restrictions
There are fees and expenses deducted from each Fund of the Trust. These fees and expenses are described in the relevant Fund’s prospectus and related Statement of Additional Information.
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Under certain circumstances, the board of directors of a government money market fund would have the discretion to impose a liquidity fee on redemptions from the money market fund and to implement a redemption gate that would temporarily suspend redemptions from the fund. We reserve the right to implement, administer and charge you for any such fee or restriction imposed by the fund.
Modification in the Case of Group Contracts
We may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.
DEATH BENEFIT
If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected - a single cash payment or one of our Annuity Options. (If you have named more than one Annuitant, the death benefit will be payable after the death of the last surviving Annuitant.) If the Beneficiary is not living on your date of death, we will pay the death benefit to the Annuitant, or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will, subject to requirements under federal tax laws, receive any payments provided under an Annuity Option that is in effect.
Amount of Death Benefit
To calculate the amount of your death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of the Annuitant’s death in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method that is permitted under federal tax laws before the Annuitant’s death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary’s election of payment method, or if the Beneficiary is the Annuitant’s spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.
The amount of the death benefit is determined as of the Death Benefit Date.
If the Annuitant was 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)
your Account Value for the Valuation Period during which the Death Benefit Date occurs;
(2)
the amount we would pay if you had surrendered your entire Account on the Death Benefit Date;
(3)
your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date; and
(4)
your total Purchase Payments minus the sum of partial withdrawals; interest will accrue daily on each Purchase Payment and each partial withdrawal at a rate equivalent to a rate of 5% per year until the first day of the month following the Annuitant’s 80th birthday. No such accumulation will apply to a Purchase Payment or partial withdrawal once that Purchase Payment or partial withdrawal has, as a result of such accumulation, grown to double its original amount.
If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.
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If the death benefit we pay is amount (2), (3) or (4), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account Options.
If your Contract is a traditional Individual Retirement Annuity or a 403(b) TSA annuity, required minimum distributions under the Internal Revenue Code may affect the value of your death benefit. Please refer to “Required Minimum Distribution Requirements” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider.
Spousal Continuance
If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse (see “GENERAL INFORMATION - Death of Participant”).
Method of Paying Death Benefit
The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options that is permitted under federal tax laws. We describe the Annuity Options under “The Income Phase - Annuity Provisions.”
During the Accumulation Phase, you may elect a method of payment for the death benefit that is permitted under federal tax laws. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of the Annuitant’s death, the Beneficiary may elect either a single cash payment or an annuity that is permitted under federal tax laws. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.
If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option. (See “The Income Phase - Annuity Provisions.”) Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See “GENERAL INFORMATION - Death of Participant.”)
Qualified Contracts
If your Contract is a Qualified Contract, the following rules apply to the payment of the death benefit:
The death benefit may be (1) taken as an immediate lump sum, (2) deferred for any period up to December 31st of the calendar year containing the tenth anniversary of your death (if you die after your required beginning date (RBD) for required minimum distributions, distributions must continue to be taken each calendar year after your death until the entire interest in the contract is distributed), or (3) taken in the form of an annuity over a period that does not extend beyond December 31st of the calendar year containing the tenth anniversary of your death. Different distribution rules will apply to a beneficiary that is not an individual.
If, on the date of your death, the Beneficiary is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under Federal Tax Laws, restrictions (2) and (3) above do not apply and the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy, if you die before the RBD, or your life expectancy if you die after your RBD. In all events, annuity payments must end by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death.
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If the sole Beneficiary is your surviving spouse, the Beneficiary may also elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law. In certain circumstances, your surviving spouse may have to take a hypothetical RMD before continuing the Contract as their own.
If the Beneficiary is your child and under age 21 on the date of your death, the Beneficiary’s interest must be distributed by December 31st of the year the Beneficiary reaches age 31. Alternatively, the Beneficiary may take the death benefit in the form of an annuity over a period that does not extend beyond December 31st of the year the Beneficiary reaches age 31 (or by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death, if earlier).
Selection and Change of Beneficiary
You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate your Beneficiary, or your Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or your Beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.
Payment of Death Benefit
Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.
Due Proof of Death
We accept any of the following as proof of any person’s death:
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an original certified copy of an official death certificate;
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an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
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any other proof we find satisfactory.
THE INCOME PHASE - ANNUITY PROVISIONS
During the Income Phase, we make regular payments to the Annuitant.
The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.
Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you
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cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)
Once annuity payments start under an Annuity Option, it may be necessary to modify those payments following the Annuitant’s death if your Contract is a Qualified Contract.
Selection of the Annuitant or Co-Annuitant
You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.”
Under a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant on the Annuity Commencement Date.
When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.
Selection of the Annuity Commencement Date
You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
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The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.
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The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.
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The Annuity Commencement Date must always be the first day of a calendar month.
You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
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We must receive your notice, in Good Order, at least 30 days before the current Annuity Commencement Date.
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The new Annuity Commencement Date must be at least 30 days after we receive the notice.
There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law.
Annuity Options
We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.
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Annuity Option A - Life Annuity
We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary. Note that if the Annuitant dies prior to the end of the first month after the Annuity Commencement Date, only one annuity payment will be made.
Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period, subject to any conditions imposed by federal tax laws. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.
Annuity Option C - Joint and Survivor Annuity
We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.
If your Contract is a Qualified Contract, this Annuity Option is available only if the Annuitant and the other designated person are spouses.
Annuity Option D - Monthly Payments for a Specified Period Certain
We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B, subject to any conditions imposed by federal tax laws. The election of this Annuity Option may result in the imposition of an additional tax.
Selection of Annuity Option
You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.
You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date.
There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.
Remember that the Annuity Option may not be changed once annuity payments begin, unless a change is required under federal tax laws.
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Amount of Annuity Payments
Adjusted Account Value
The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day immediately prior to the Annuity Commencement Date and making the following adjustments:
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We deduct a proportional amount of the annual Account Fee, based on the fraction of the current Account Year that has elapsed.
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If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change to your Account Value.
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We deduct any applicable premium tax or similar tax if not previously deducted.
Variable Annuity Payments
Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are generally based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)
To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.
If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.
Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.
Fixed Annuity Payments
Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)
Minimum Payments
If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.
Transfer of Variable Annuity Units
During the Income Phase, the Annuitant may transfer Annuity Units from one Sub-Account to another, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Trading Policies”). The applicability of the Funds’ Trading Policies is the same during the Income Phase as during the
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Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.
During the Income Phase, the Annuitant, the authorized representative of the broker-dealer of record, or another authorized third party may request transfers by telephone, or in writing by submitting the request to our Service Address, stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.
Before transferring Annuity Units from one Sub-Account to another, you should carefully review the relevant Fund prospectus for the investment objectives and risk disclosure of the Fund in which the Sub-Accounts invest.
During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.
Account Fee
During the Income Phase, we deduct the annual Account Fee in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments. (See “Account Fee” under “Contract Charges.”)
Annuity Payment Rates
The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change. (See “GENERAL INFORMATION - Modification.”)
The annuity payment rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.
Annuity Options as Method of Payment for Death Benefit
You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant/Payee. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.
GENERAL INFORMATION
Exercise of Contract Rights
A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.
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The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.
Change of Ownership
Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.
The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date, and each Participant, in like manner, may change the ownership interest in a Contract.
A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract without full and adequate consideration, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% additional tax.
Death of Participant
If your Contract is a Non-Qualified Contract and you die, special distribution rules apply. In that case, your Account Value, plus or minus any Market Value Adjustment, must be distributed to your “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.
The natural person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living, the Annuitant automatically becomes the Beneficiary.
If the designated beneficiary is your surviving spouse, your spouse may elect to continue the Contract in his or her own name as Participant. If you were the Annuitant as well as the Participant, your surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Contract; in that case, we will not pay a death benefit, and the Account Value will not be increased to reflect the death benefit calculation. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control, subject to the condition that any Annuity Option elected complies with the special distribution requirements described above.
If your spouse elects to continue the Contract (either in the case where you are the Annuitant or in the case where you are not the Annuitant), your spouse must give us written notification within 60 days after we receive Due Proof of Death, and the special distribution rules described above will apply on the death of your spouse.
If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.
If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.
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Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.
If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.
For more information regarding tax issues upon the death of a Participant, see “Taxation of Non-Qualified Contracts Upon Death of a Participant” under “TAX CONSIDERATIONS.”
Electronic Account Information
During the Accumulation Phase, instead of receiving paper copies, Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website via www.delawarelife.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Service Address or by telephone at (877) 253-2323.
Reports to Owners
We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.
In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, and annual contract fees assessed.
We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.
If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.
It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.
Substitution of Securities
Shares of any or all Funds of the Trust may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute shares of another Fund or shares of another registered open-end investment company or unit investment trust for the
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shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.
Change in Operation of Variable Account
At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as we deem necessary and appropriate to effect the change.
Splitting Units
We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.
Modification
Upon notice to the Owner and Participant(s), (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.
In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.
Limitation or Discontinuance of New Participants
We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.
Reservation of Rights
We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where
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required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.
Right to Return
If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.
If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within seven days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.
TAX CONSIDERATIONS
This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
U.S. Federal Income Tax Provisions
The following discussion applies only to those Contracts issued in the United States. For a discussion of tax provisions affecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Provisions.”
Taxation of Non-Qualified Contracts
Deductibility of Purchase Payments.  For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.
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Pre-Distribution Taxation of Contracts.  Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any Payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.
Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that is held by a trust or other entity as an agent for a natural person.
Distributions and Withdrawals from Non-Qualified Contracts.  The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.
Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings to the extent the Account Value (see below for additional information) immediately prior to the withdrawal exceeds the “investment in the contract.” You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were excluded from the gross income of the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).
We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. You should consult with a qualified tax professional as to the meaning of “cash value.”
Annuity Payments.  A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.
Additional Tax on Certain Withdrawals.  An additional tax of 10% may also apply to taxable withdrawals, including lump-sum payments from Non-Qualified Contracts. This additional tax will generally not apply to distributions made after age 59 1∕2, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and
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special rules may be applicable in connection with the exceptions enumerated above. You should consult a qualified tax professional with regard to exceptions from the additional tax.
Taxation of Non-Qualified Contracts Upon Death of Participant.   Generally, amounts paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the Contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the Contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.
If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.
After Death Distribution Requirements for a Non-Qualified Contract.  For a Non-Qualified Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following distribution rules:
(1)
If the Owner dies before the date annuity payouts begin, the entire Annuity Account Value must generally be distributed within five years after the date of death;
(2)
If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death;
(3)
If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner; and
(4)
If the Owner or Annuitant dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.
Transfers, Assignments or Exchanges of a Contract.
A transfer or assignment of ownership of a Contract, whether by gift or for value, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.
Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the distribution at death rules.
In Revenue Procedure 2011-38, the IRS set forth the rules as to when a partial transfer between annuity contracts will be treated as a tax-free exchange under Section 1035 of the Code. Under Rev. Proc. 2011-38:
The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days beginning on the date of the transfer; and
Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss the tax consequences of any contemplated or completed transactions with a qualified tax professional.
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Partial Annuitization.  If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.
Medicare Tax.  Distributions to certain taxpayers from Non-Qualified Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. For example, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and qualifying widow(er) with dependent child, and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.
Investment Diversification and Control.  The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.
In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future.
We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.
Taxation of Qualified Contracts
“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.
You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
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Pension and Profit-Sharing Plans.  Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the plan does not comply with all the requirements of applicable law to such plan. In addition, if the ownership of the Contract is transferred to the participant, generally the Contract must be non-transferable and meet certain other requirements.
Qualified retirement plans are subject to required minimum distributions under the Code. For more information, please see Required Minimum Distributions below.
Tax-Sheltered Annuities.  Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. Effective October 1, 2008, we stopped issuing any new Section 403(b) annuities (TSAs), including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.
The Code and Internal Revenue Service (“IRS”) regulations impose certain requirements on TSAs. In addition, your TSA may be governed by the terms of an employer’s TSA plan. In this regard, these requirements will affect (1) the availability of withdrawals, financial hardship distributions, and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. In particular, a withdrawal cannot be made before you attain age 59 1∕2 except to the extent permitted under the Code, IRS regulations, your Contract, and, if applicable, your TSA plan. To the extent permitted under the Code and, if applicable, your TSA plan, certain withdrawals may be repaid to your TSA plan but may not be repaid to this Contract. You should consult with a qualified tax professional about how these requirements affect you and your TSA.
Distributions from your TSA are fully taxable and will be subject to any applicable Contract withdrawal charge. Distributions may be subject to a 10% additional tax unless an exception applies.
Special rules apply to TSA financial hardship withdrawals. You will be required to certify in writing to us that (1) the requested withdrawal is on account of a financial need of a type which is deemed in regulations to be an immediate and heavy financial need, (2) the requested withdrawal amount is not in excess of the amount required to satisfy such financial need, (3) the requested withdrawal complies with applicable law, including the federal tax law limit, and (4) you have no alternative means reasonably available to satisfy such financial need. A requested withdrawal will not fail to be treated as made upon your hardship solely because you do not take any available loan under your TSA plan. Your TSA employer also may need to agree in writing to your hardship request.
Your TSA plan may contain a provision that permits loans; however, the Contract does not, and loans are therefore not available from the Contract.
TSAs, like IRAs and qualified plans, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre- 1987 balance, if any, will not be eligible for special distribution treatment. For more information, please see Required Minimum Distributions below.
Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/
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exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the Code and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.
Individual Retirement Accounts and Annuities.  Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% additional tax generally applies to distributions made before age 59 1∕2, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.
IRAs are subject to required minimum distributions under the Code. For more information, please see Required Minimum Distributions below.
Roth Individual Retirement Arrangements.  Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion. Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (1) before age 59 1∕2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.
Distributions and Withdrawals from Qualified Contracts.  In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% additional tax will apply to distributions prior to age 59 1∕2, except in certain circumstances.
●
You have become disabled, as defined in the Code;
●
You have died and the distribution is to your beneficiary;
●
The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Code;
●
The distribution is paid directly to the government in accordance with an IRS levy;
●
The distribution is a qualified reservist distribution as defined under the Code;
●
The distribution is a qualified birth or adoption distribution;
●
The distribution is an emergency personal expense distribution;
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●
The distribution is an eligible distribution to a domestic abuse victim;
●
The distribution is made to an employee who is a terminally ill individual;
●
The distribution is eligible for relief extended to victims of certain federally-declared disasters; or
●
You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).
Additional exceptions may apply to distributions from a traditional or Roth IRA if:
●
The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;
●
The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
●
The distributions are not more than your qualified higher education expenses; or
●
You use the distribution to buy, build or rebuild a first home.
Additional exceptions may apply to distributions from a qualified plan if:
●
You have separated from service with the plan sponsor at or after age 55;
●
You are a qualified public safety employee or a private sector firefighter taking a distribution from a governmental plan or from a qualified plan, a 403(a) plan, or a 403(b) contract and you separated from service after age 50;
●
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;
●
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
●
The distribution is a distribution from a pension-linked emergency savings account as defined in the Code.
Certain requirements set forth in the Code need to be satisfied before the above exceptions will apply. You should consult a qualified tax professional for more information.
If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Direct rollovers and rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.
An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not apply to certain distributions, including:
●
a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;
●
any required minimum distribution; or
●
any hardship distribution.
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Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.
Required Minimum Distributions
If your Contract is a Qualified Contract, it is subject to certain minimum distribution requirements. Failure to take these required distributions could subject you (or your Beneficiary, as applicable) to an excise tax.
Lifetime Distribution Rules.  If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain lifetime required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Distributions generally must begin no later than April 1 of the calendar year following the year in which you attain the applicable age.
If you were born...	Your “applicable age” is....
Before July 1, 1949	70 1∕2
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75
If you wait until April 1 of the calendar year following the year you reach your applicable age, you must take that distribution and a subsequent distribution for that year by December 31. For each succeeding year, a distribution must be made on or before December 31. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.
The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as the Death Benefit) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount.
You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs. For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.
Roth IRAs and designated Roth accounts in a qualified plan are not subject to these lifetime distribution rules.
Taxation of Qualified Death Benefit Proceeds.  Generally, death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient.
Legislation passed in 2019 (the “SECURE Act”) and in 2022 (the “SECURE 2.0 Act”) changed a number of the RMD rules applicable to distributions after the death of a Qualified Contract Owner. The changes made by the SECURE Act were generally effective after 2019, and the changes made by the SECURE 2.0 Act were generally effective after 2022. This discussion describes only the new RMD rules as we administer them, and not the old rules, which remain applicable in certain circumstances.
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If the Owner dies, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the Owner’s death. If the Owner dies on or after their required beginning date (RBD) for RMDs, this rule continues to apply and RMDs must be taken each calendar year after the Owner’s death until the entire interest in the contract is distributed. If the Owner dies on or after the date annuity payments start, the Owner is treated as if they died on or after their RBD, even if they died before their RBD. Different distribution rules will apply to a beneficiary that is not an individual.
However, a beneficiary may elect to receive distributions in accordance with the following distribution rules:
(1)
If, on the date of the Owner’s death, the Beneficiary is not more than ten years younger than the Owner or is “disabled” or “chronically ill” as either of those terms is defined under Federal Tax Laws, the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy (if the Owner died before their RBD) or life expectancy if the Owner died after their RMD. In all events, payments must end by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death.
(2)
If the Beneficiary is the Owner’s child and under age 21 on the date of the Owner’s death, the interest must be distributed by December 31st of the year the Beneficiary reaches age 31. Alternatively, the Beneficiary may take the death benefit in the form of an annuity over a period that does not extend beyond December 31st of the year the Beneficiary reaches age 31 (or by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death, if earlier).
(3)
If the sole Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions. In certain circumstances, the surviving spouse may have to take a hypothetical RMD before continuing the Contract as their own.
If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), the IRS’s rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements discussed above.
Withholding
Eligible rollover distributions. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a Beneficiary who is not the surviving spouse may elect a direct rollover only to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.
Other distributions. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. However, the Participant or Payee cannot elect out of withholding in certain circumstances. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.
Annuity Purchases by Nonresident Aliens and Foreign Corporations.
The discussion herein provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers or other payees that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Moreover, if certain documentation is not timely provided we are required to withhold 30% even if a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be
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imposed by the purchaser’s country of citizenship or residence. Purchasers and other payees are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity contract purchase and the treatment of payments made under an annuity contract.
Tax Treatment of the Company and the Variable Account
As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.
Definition of Spouse Under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Treasury regulations provide that domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning adviser for more information.
Generation-skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Puerto Rico Tax Provisions
The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no
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income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.
When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.
When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.
The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “U.S. Federal Income Tax Provisions” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.
As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under “TAX PROVISIONS,” see “Pre-Distribution Taxation of Contracts,” “Distributions and Withdrawals from Non-Qualified Contracts,” “Withholding” and “Non-Qualified Contracts.” You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.
For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.
ADMINISTRATION OF THE CONTRACT
We have engaged SE2, LLC (“SE2”), a third-party provider of contract administration services for many other life insurance companies, located at 5801 SW 6th Avenue, Topeka, KS 66636, to administer the Contracts. Administrative functions performed by SE2 include maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers, Death Benefits and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services. The compensation paid to SE2 is based on the number of Contracts to which they provide these administrative services.
DISTRIBUTION OF THE CONTRACT
Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated or unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 230 Third Avenue, 6th Floor, Waltham, Massachusetts
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02451. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.
The Company or its affiliate, for purposes of this section only, collectively, the “Company”, pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.
The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.
The Company may also pay compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of AccountValue and/or may be a fixed dollar amount. Clarendon does not retain any portion of the commissions payable to the Selling Broker-Dealers.
In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensation, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer either does not receive additional compensation, or receives lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
As discussed above, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their Selling Agents. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.
You should ask your Selling Agent for further information about what commissions or other compensation they, or the Selling Broker-Dealer for which they work, may receive in connection with your purchase of a Contract.
Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2023, 2024, and 2025,
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approximately $1,183,844, $1,213,010, and $1,156,353, respectively, in commissions were paid by Delaware Life Insurance Company on behalf of Clarendon in connection with the distribution of the Contracts described in this Prospectus.
AVAILABLE INFORMATION
The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.
You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).
STATE REGULATION
The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of the State of Delaware (the “Commissioner”). An annual statement is filed with the Commissioner on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or the Commissioner’s agents at any time and a full examination of its operations is conducted at periodic intervals.
The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the State of Delaware and the various jurisdictions in which the Company is licensed to operate establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies.
In addition, the State of Delaware Department of Insurance regulates affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such legislation, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits.
Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect the Company’s obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect the Company’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow the Company to pay guaranteed contract benefits.
Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly
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affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.
LEGAL PROCEEDINGS
The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
FINANCIAL STATEMENTS
The financial statements of the Company which are included in the Statement of Additional Information (“SAI”) should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.
The financial statements of the Variable Account for the year ended December 31, 2025 are also included in the SAI.
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APPENDIX A - INVESTMENT OPTIONS
AVAILABLE UNDER THE CONTRACT
Variable Options
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.30%[1]	16.10%	15.30%	13.88%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	12.50%	11.52%	13.81%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	7.56%	-0.06%	3.32%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	33.65%	4.37%	7.92%
Fixed Income - Global	MFS® Variable Insurance Trust II MFS® Global Governments Portfolio Initial Class	Massachusetts Financial Services Company	0.70%[1]	6.54%	-4.43%	-0.07%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	7.68%	6.77%	11.76%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	16.36%	9.30%	11.21%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.48%	4.86%	5.67%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.56%[1]	6.99%	-0.68%	1.29%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[1]	12.19%	11.10%	15.60%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	8.65%	3.87%	5.56%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Initial Class	Massachusetts Financial Services Company	0.67%[1]	7.33%	0.66%	3.58%
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Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio[2] Initial Class	Massachusetts Financial Services Company	0.89%[1]	33.26%	7.28%	9.95%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	9.90%	10.02%	14.27%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[1]	3.66%	3.26%	11.60%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	22.05%	5.51%	7.54%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Initial Class	Massachusetts Financial Services Company	0.82%[1]	16.57%	12.45%	18.64%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	11.16%	6.42%	7.63%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[3]	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%

The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.

Prior to April 30, 2026, the name of this fund was MFS® International Intrinsic Value Portfolio.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
 FIXED OPTIONS
The following is the list of the Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and cease offering an existing Fixed Option. We will provide you with written notice before doing so. In the prospectus, see the sections captioned “THE FIXED ACCOUNT” and “THE FIXED OPTIONS: THE GUARANTEE PERIODS”, the sub-section captioned “Dollar-Cost Averaging (or “DCA”) Program“ under the “Other Programs” section in “THE ACCUMULATION PHASE” and the “Dollar-Cost Averaging” section of the table in “BENEFITS AVAILABLE UNDER THE CONTRACT” for more information.
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Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3% (4% if Contract purchased before November 1, 1994)
Dollar-Cost Averaging (or ”DCA”) Program	6 Months and 12 Months	3% (4% if Contract purchased before November 1, 1994)
You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
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APPENDIX B -
GLOSSARY
The following terms as used in this Prospectus have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT:  An account established for each Participant to which Net Purchase Payments are credited.
ACCOUNT VALUE:  The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.
ACCOUNT YEAR and ACCOUNT ANNIVERSARY:  Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.
ACCUMULATION PHASE:  The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.
*ANNUITANT:  The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a co-annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the co-annuitant will become the new annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving annuitant and co-annuitant named. These persons are referred to collectively in the Contract as “Annuitants.” If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant during the Income Phase.
*ANNUITY COMMENCEMENT DATE:  The date on which the first annuity payment under each Contract is to be made.
*ANNUITY OPTION:  The method you choose for making annuity payments.
ANNUITY UNIT:  A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.
APPLICATION:  The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract.
*BENEFICIARY:  The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, if a natural person, the “designated beneficiary” for purposes of Section 72(s) of the Internal Revenue Code.
BUSINESS DAY:  Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.
CERTIFICATE:  The document for each Participant which evidences the coverage of the Participant under a Group Contract.
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COMPANY (“WE”, “US”, “OUR”, “DELAWARE LIFE”):  Delaware Life Insurance Company, which is subject to state supervision. It is the depositor of the Variable Account in which the Contract participates.
CONTRACT DATE:  The date on which we issue your Contract. This is called the “Issue Date” in the Contract.
DEATH BENEFIT DATE:  If you have elected a death benefit payment option before the Annuitant’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.
DOLLAR-COST AVERAGING (or “DCA”) PROGRAM:  A Fixed Option you may elect when you make a Purchase Payment during the Accumulation Phase of your Contract. When you elect the DCA Program, your Purchase Payment is allocated initially to the Fixed Account, then reallocated, at regular time intervals over a specified time period, to one or more of the Investment Options we make available in connection with the program. If you have elected an optional living benefit, your ability to make Purchase Payments into the DCA Program may be limited.
DUE PROOF OF DEATH:  An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.
EXPIRATION DATE:  The last day of a Guarantee Period.
FIXED ACCOUNT:  The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.
FIXED ACCOUNT VALUE:  The value of that portion of your Account allocated to the Fixed Account.
FIXED ANNUITY:  An annuity with payments which do not vary as to dollar amount.
FIXED OPTION:  An Investment Option that is part of the Fixed Account. Guarantee Periods and the Dollar-Cost Averaging (or “DCA”) Program are Fixed Options. A Fixed Option will earn interest at a rate specified by the Company, subject to a minimum guaranteed rate under the Contract.
GOOD ORDER:  An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a request to surrender your Contract, a fund transfer request, or a death benefit claim must be in good order.
GROUP CONTRACT:  A Contract issued by the Company on a group basis.
GUARANTEE AMOUNT:  Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).
GUARANTEE PERIOD:  The period for which a Guaranteed Interest Rate is credited.
GUARANTEED INTEREST RATE:  The rate of interest we credit on a compound annual basis during any Guarantee Period.
INCOME PHASE:  The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.
INVESTMENT OPTION:  A Fixed Option and/or Variable Option, as applicable, under the Contract.
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NET INVESTMENT FACTOR:  An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.
NET PURCHASE PAYMENT:  The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.
NON-QUALIFIED CONTRACT:  A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.
OWNER:  The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.
*PARTICIPANT:  The person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.
PAYEE:  A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.
PURCHASE PAYMENT (PAYMENT):  An amount paid to the Company as consideration for the benefits provided by a Contract.
QUALIFIED CONTRACT:  A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.
SERVICE ADDRESS:  P.O. Box 758581 Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.
SEVEN-YEAR ANNIVERSARY:  The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.
SUB-ACCOUNT:  That portion of the Variable Account which invests in shares of a specific series of the Funds. A Sub-Account is also known as a Variable Option in the prospectus.
VALUATION PERIOD:  The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT:  Delaware Life Variable Account F, which is a separate account of the Company registered under the Investment Company Act of 1940 and consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT:  A unit of measure used in the calculation of Variable Account Value.
VARIABLE ACCOUNT VALUE:  The value of that portion of your Account allocated to the Variable Account.
VARIABLE ANNUITY:  An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.
66

VARIABLE OPTION:  An Investment Option that is a Sub-Account of the Variable Account. [A Sub-Account is that portion of the Variable Account that invests in shares of a specific Fund.

*
You specify these items on the Application, and may change them, as we describe in this Prospectus.
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APPENDIX C -WITHDRAWALS,
WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT
Part 1: Variable Account (The Market Value Adjustment does not apply to the Variable Account)
Withdrawal Charge Calculation for Certificates with Date of Coverage on or After November 1, 1994 Which Contain the Cumulative Withdrawal Provision:
Full Surrender:
Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full surrender of the Participant’s Account, based on hypothetical Account Values.
	Account Year	Hypothetical Account Value	Free Withdrawal Amount	Purchase Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$4,000(a)	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000(b)	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000(c)	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000(d)	$40,000	0.00%	$0
(a)
The free withdrawal amount during an Account Year is equal to 10% of new payments (those payments made in current Account Year or in the six immediately preceding Account Years) less any prior partial withdrawals in that Account Year. Any portion of the free withdrawal amount that is not used in the current Account Year is carried forward into future years. In the first Account Year 10% of new payments is $4,000. Therefore, on full surrender $4,000 is withdrawn free of the withdrawal charge and the Purchase Payment liquidated is $37,000 (Account Value less free withdrawal amount). The withdrawal charge amount is determined by applying the withdrawal charge percentage to the Purchase Payment withdrawn.
(b)
In Account Year 3, the free withdrawal amount is equal to $12,000 ($4,000 for the current Account Year, plus an additional $8,000 for Account Years 1 and 2 because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future Account Years). The withdrawal charge percentage is applied to the Purchase Payment withdrawn (Account Value less free withdrawal amount).
(c)
In Account Year 7, the free withdrawal amount is equal to $28,000 ($4,000 for the current Account Year, plus an additional $24,000 for Account Years 1 through 6, $4,000 for each Account Year because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future Account Years). The withdrawal charge percentage is applied to the Purchase Payment withdrawn (Account Value less free withdrawal amount, but not greater than actual Purchase Payments).
(d)
In Account Year 9, the free withdrawal amount is $68,000, calculated as follows: There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.
Partial Withdrawal:
Assume a single Purchase Payment of $40,000 is deposited at issue, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of 3 partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.
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	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	Purchase Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$9,000	$20,000	$0	4.00%	$0
(b)	$56,000	$12,000	$11,000	$1,000	4.00%	$40
(c)	$40,000	$15,000	$0	$15,000	4.00%	$600
(a) The free withdrawal amount during an Account Year is equal to 10% of New Payments (those payments made in current account year or in the six immediately preceding Account Years) less any prior partial withdrawals in that Account Year. Any portion of the free withdrawal amount that is not used in the current account year is carried forward into future years. In Account Year 5, the free withdrawal amount is equal to $20,000 ($4,000 for the current Account Year, plus an additional $16,000 for Account Years 1 through 4, $4,000 for each Account Year because no partial withdrawals were taken). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no Purchase Payments are withdrawn and no withdrawal charge applies.
(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount, and then will withdraw Purchase Payments of $1,000, incurring a withdrawal charge of $40.
(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in Purchase Payments being withdrawn and will incur a withdrawal charge. At the beginning of the next Account Year, 10% of Purchase Payments would be available for withdrawal requests during that Account Year.
Withdrawal Charge Calculation for Certificates with Date of Coverage Before November 1, 1994 and Certificates Issued After That Date Which Do Not Contain the Cumulative Withdrawal Provision.
This example assumes that the date of the full surrender or partial withdrawal is during the 9th Account Year.
1	2	3	4	5	6
1	$1,000	$1,000	$0	0%	$0
2	$1,200	$1,200	$0	0%	$0
3	$1,400	$1,280	$120	3%	$3.60
4	$1,600	$0	$1,600	4%	$64.00
5	$1,800	$0	$1,800	4%	$72.00
6	$2,000	$0	$2,000	5%	$100.00
7	$2,000	$0	$2,000	5%	$100.00
8	$2,000	$0	$2,000	6%	$120.00
9	$2,000	$0	$2,000	6%	$120.00
	$15,000	$3,480	$11,520		$579.60
Explanation of Columns in Table
Columns 1 and 2:
Represent Purchase Payments (“Payments”) and amounts of Payments. Each Payment was made on the first day of each Account Year.
Column 3:
Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:
(a)
Payments 1 and 2, $1,000 and $1,200, respectively, have been credited to the Certificate for more than 7 years.
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(b)
$1,280 of Payment 3 represents 10% of Payments that have been credited to the Certificate for less than 7 years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.
Column 4:
Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.
Column 5:
Represents the withdrawal charge percentages imposed on the amounts in Column 4.
Column 6:
Represents the withdrawal charge imposed on each Payment. It is determined by multiplying the amount in Column 4 by the percentage in Column 5.
For example, the withdrawal charge imposed on Payment 8
= Payment 8, Column 4 x Payment 8, Column 5
= $2,000 x 6%
= $120
Full Surrender:
The total of Column 6, $579.60, represents the total amount of withdrawal charges imposed on Payments in this example.
Partial Withdrawal:
The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.
For example, if $7,000 of Payments (Payments 1, 2, 3, 4 and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4 and 5, which is $139.60.
Part 2 - Fixed Account - Examples of the Market Value Adjustment (MVA)
The MVA factor is:
(1 + I	)	N/12	-1
1 + J
These examples assume the following:
●
The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06 (l).
●
The date of surrender is 2 years from the Expiration Date (N = 24).
●
The value of the Guarantee Amount on the date of surrender is $11,910.16.
●
The interest earned in the current Account Year is $674.16.
●
No transfers or partial withdrawals affecting this Guarantee Amount have been made.
●
Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.
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Example of a Positive MVA:
Assume that on the date of surrender, the current rate (J) is 5% or ..05.
The MVA factor	=	(1 + I )	N/12	- 1
		1 + J

	=	(1 + 06)	24/12	- 1
		1 + 05

	=	(1.010)	[2]	- 1

	=	1.019 - 1
	=	019
The value of the Guarantee Amount less interested credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:
($11,910.16 - $674.16) x .019 = $213.48
$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.
For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.
$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.
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The Statement of Additional Information (“SAI”) dated June 30, 2026 includes additional information. The SAI is incorporated by reference into this prospectus. The SAI is available without charge at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com. The SAI is also available on our website at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You may request other information about your Contract and make investor inquiries by calling us at (877) 253-2323.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. C000021933
72

REGATTA PLATINUM VARIABLE ANNUITY
PROSPECTUS
June 30, 2026
This Prospectus describes the Regatta Platinum Variable Annuity (the “Contract”), a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company,” “Delaware Life,” “us,” “our,” or “we”) and Delaware Life Variable Account F (the “Variable Account”) offered the Contract to individuals and entities and through personal retirement and deferred compensation plans. The Contract is no longer available for sale.
The Contract allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Prospectus provides important information about the Contract, including its material features, rights, obligations, restrictions, Investment Options, optional benefits, and variations, as well as other information.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal.
If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59  1∕2.
When you invest in the Contract, you decide how to allocate your money among a number of Variable Options and, if available, fixed interest. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” for additional information about each Variable Option and Fixed Option. You should consider which features are important to you and the amount of Variable Account charges, the amount of any optional benefit charges, and the amount of any early withdrawal charges that you are willing to pay relative to your needs.
The availability of investment options, Contract benefits or other features described in this prospectus may vary depending on the broker-dealer or other financial intermediary through which the Contract was sold.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your Account Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Any obligations (including under any Fixed Options) or guarantees under the Contract are subject to the Company’s financial strength and claims-paying ability.
NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
Audited financial statements for the Company for the year-ended December 31, 2025 are now available to you online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. Copies are also available to you upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com. As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed. The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements. Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements. Please see the Company’s 2025 audited financial statements for additional information.
The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Contract and should not be considered as having any bearing on the investment performance of the assets held in the Variable Account.
Audited financial statements for the Variable Account for the year-ended December 31, 2025 are available to you online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. Additional copies may be obtained upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.

If you have any questions about your Contract, please contact us at our Service Address:
By mail – Delaware Life Insurance Company
P.O. Box 758581, Topeka, KS 66675-8581
By express mail – Delaware Life Insurance Company,
Mail Zone 581, 5801 S.W. 6th Avenue, Topeka, KS 66636
By telephone – (877) 253-2323
By facsimile – (785) 286-6118
https://www.delawarelife.com/contact-us/contact-page
The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

SPECIAL TERMS
Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix C. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.
In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

OVERVIEW OF THE CONTRACT
Purpose
The Contract provides a number of important benefits for your retirement planning. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if the Annuitant dies during the Accumulation Phase.
The Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for short-term investing or speculation. Persons wishing to employ such strategies should not purchase a Contract. The Contract is not appropriate for you if you intend to make early or frequent withdrawals due to your liquidity needs, or if you intend to frequently trade in the Contract’s Variable Options.
Phases of the Contract
The Contract has two phases: (1) an Accumulation Phase (for savings) and (2) an Income Phase (for income).
●
Accumulation Phase. During the Accumulation Phase, you may generally make Purchase Payments under the Contract and allocate them to one or more of the Contract’s Investment Options, including:
●
The Variable Options (also referred to as Variable Account options or Sub-Accounts), which have different underlying Funds with different investment objectives, strategies, and risks. When you choose to invest in the Variable Options, you assume investment risk.
●
The Fixed Options, if available, guarantee principal and interest for specified Guarantee Periods. The Dollar-Cost Averaging (or “DCA”) Program is also a Fixed Option. The only Fixed Options we are currently offering are one-year Guarantee Periods and 6-month and 12-month DCA Program options.
Additional information about each Fund is provided in an appendix to this prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
●
Income Phase. If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option. During the Income Phase, you will not be able to take withdrawals of Account Value. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will, subject to requirements under federal tax laws, receive any remaining payments provided under an Annuity Option that is in effect.
Contract Features
●
Access to Your Money. You can withdraw money from your Contract or surrender your Contract during the Accumulation Phase. If you take a withdrawal or surrender, you may be subject to a withdrawal charge and income taxes, including a 10% additional federal tax if you are younger than age 59 1∕2.
●
Tax-Deferral. The Contract has tax-deferral, so your earnings under the Contract are generally not subject to tax unless you take a withdrawal, we make an annuity payment to you, or the death benefit is paid. If you purchase your Contract through a tax-qualified plan or individual retirement account (IRA), your purchase should be made for reasons other than tax-deferral. Tax-qualified plans and IRAs already provide tax-deferral without the need to purchase an annuity contract.
●
Death Benefit. If you die during the Accumulation Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date. If you are 86 or older on your Contract Date, the death benefit is equal to the amount we would pay on a full surrender of your Contract

(“Surrender Value”). If you are 85 or younger on your Contract Date, the death benefit pays the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your Surrender Value on your Death Benefit Date, (3) your Account Value on the Seven-Year Account Anniversary (adjusted for subsequent payments, withdrawals, and charges), or (4) subject to certain limitations, your total Purchase Payments minus withdrawals, plus interest accrued on each Purchase Payment and each withdrawal at 5% per year.
●
Additional Features and Services.
●
Automatic Transfer and Withdrawal Programs. At no additional charge, we offer three automatic transfer programs (Dollar Cost Averaging (or “DCA”) Program, Asset Allocation Program and Portfolio Rebalancing Program) and two automatic withdrawal programs (Systematic Withdrawal Program and Interest Out Program).
●
Withdrawal Charge Waiver. At no additional charge, the Contract includes an annual free withdrawal amount and a nursing home waiver. Withdrawals may still be subject to taxes and tax penalties and may reduce Contract benefits.
●
E-Delivery. We offer an optional electronic delivery service for delivery of prospectuses, transaction confirmations, Fund shareholder reports, and certain other communications in electronic format instead of delivering paper copies.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a withdrawal charge of up to 6.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period.
For example, if you make a withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table – Transaction Expenses Withdrawals, Withdrawal Charges, and Market Value Adjustment
Are There Transaction Charges?
Yes. In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between Investment Options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer. There may be fees for wire transfers or other expedited forms of payment of
Contract proceeds.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges

	FEES AND EXPENSES (CONT.)			Location In The Prospectus
Are There Ongoing Fees and Expenses?
Yes.The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the Investment Options you have elected.
Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	1.40%[1]	1.40%[1]
	Investment Options (Fund fees and expenses)	0.31%[2]	1.89%[2]

1.As a percentage of average daily net Variable Account assets.
2.As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,582	Highest Annual Cost: $2,788
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive Fund fees and expenses ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
	RISKS			Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.			Principal Risks of Investing in the Contract Transfer Privilege
Is This a Short-Term Investment?
No.
●The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
●Withdrawal charges may apply to withdrawals taken within 7 years after a
Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals may be subject to taxes, including a 10% additional tax if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract Withdrawals, Withdrawal Charges, and Market Value Adjustment Tax Considerations

	RISKS	Location In The Prospectus
What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract (e.g., the Funds in which the Variable Options invest).
●Each Investment Option (including any Fixed Option) will have its own unique risks.
●You should review the Investment Options before making an investment decision.
Principal Risks of Investing in the Contract The Variable Account
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877) 253-2323 or visiting https://
www.delawarelife.com/contact-us/contact-page.
Principal Risks of Investing in the Contract The Variable Account The Fixed Account
	RESTRICTIONS	Location In The Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain Investment Options may not be available under the contract.
●You are allowed to make 12 transfers between Investment Options per
Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Variable
Options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.
●We reserve the right to remove or substitute Funds offered through the
Variable Options.
The Variable Account Options: The Trusts The Fixed Account Transfer Privilege Appendix A – Investment Options Available Under the Contract
Are There Any Restrictions on Contract Benefits?	N/A. The Contract does not offer optional benefits.
	TAXES	Location In The Prospectus
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59 1∕2.
Tax Considerations

	CONFLICTS OF INTEREST	Location In The Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)
Deferred Sales Load (or Withdrawal Charge) (as a percentage of purchase payments)
Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%
Exchange (Transfer) Fee (currently $0):		$15[1]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses
Administrative Expenses (Annual Account Fee):	$50[2]
Contract Expenses (as a percentage of average Variable Account Value):	1.40%

1
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer.
2
The current Annual Account Fee is equal to the lesser of $30 or 2% of your Account Value. The Annual Account Fee may be changed annually but it will never exceed the lesser of $50 or 2% of your Account Value. The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account for the applicable Account Year or if your Account Value is $75,000 or more on your Account Anniversary.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, and/or service (12b-1) fees, and other expenses)	0.31%	1.89%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,853	$13,981	$19,675	$36,367
(2)
If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,353	$10,225	$17,328	$36,367
(3)
If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,353	$10,225	$17,328	$36,367
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss
You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk
The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-term investment horizon.
Variable Investment Options Risk
Amounts that you invest in the variable investment options (i.e., the Sub-Accounts or Variable Account options) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Sub-Accounts you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Sub-Account’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Sub-Account. The Company does not guarantee the performance of the Sub-Accounts or the underlying Funds.
Withdrawal Risk
You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant withdrawal charges. Withdrawals are generally subject to ordinary income taxation and if you take a withdrawal prior to age 59 1∕2, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. If you take systematic withdrawals or use the Interest Out program, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.
Purchase Payment Restriction Risk
We limit the amount of Purchase Payments that you make to the Contract. We reserve the right to limit additional Purchase Payments to at least $1,000. We will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have given our approval in advance. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.
Transfer Risk
Transfer restrictions under the Contract may limit your ability to readily change how your Account Value is invested in response to changing market conditions or changes in your personal circumstances.
Fixed Account Interest Rate Risk
We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.
Financial Strength and Claims-Paying Ability Risk
Our guarantees and obligations under the Contract, including any death benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and annuity payments from the Fixed Account, are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cyber Security Risks
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners. As such, our business is vulnerable to systems failures, cyber security incidents, and operational disruptions, any of which could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract.
Financial services companies and their service providers are increasingly targets of cyber-attacks. Cyber-attacks may be systemic (e.g., affecting infrastructure generally) or targeted (e.g., affecting our systems specifically). While we have established controls to help identify threats and protect our systems, our systems have in the past been, and will likely in the future be, subject to cyber-attacks or other cyber security incidents. There is no guarantee that we will always be successful in protecting our systems against future attacks or incidents.
The operational and information security risks to which we are exposed include (but are not limited to) utility outages; the loss, theft, misuse, corruption, destruction, or malicious encryption of data; interference with or denial of service; attacks on systems and websites; hardware and software malfunctions; physical break-ins; fraud; and unauthorized access or release of confidential customer information. Cyber security incidents may impede our ability to process Contract transactions, calculate Variable Accumulation Unit values, or otherwise administer the Contract. They could also subject us to regulatory fines, litigation, or financial losses and/or cause reputational damage. Cyber security incidents could impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds to lose value.
We are also exposed to risks related to natural and man-made disasters and other severe events, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, terrorist acts, and military actions, any of which could adversely affect our ability to conduct business operations. We maintain business continuity plans, but we cannot assure you that severe events will not impair our ability to administer the Contract. Severe events may impact our ability to calculate Variable Accumulation Unit values or process Contract transactions, and could have other possible negative impacts. They may also impact our service providers, financial intermediaries, the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made disasters or other severe events.
COMMUNICATING TO US ABOUT YOUR CONTRACT
You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials mailed to us, including Purchase Payments, must be received at our Service Address. For all telephone communications, you must call (877) 253-2323. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing or by telephone at (877) 253-2323 if the broker-dealer permits and the registered representative has written authorization from you.
Unless this prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we receive them, in Good Order, at our Service Address or by telephone at (877) 253-2323. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern Time.
Certain methods of contacting us, such as by telephone, may be unavailable or delayed. Any telephone system or website (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request in writing to our Service Address.
When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.
DELAWARE LIFE INSURANCE COMPANY
Delaware Life Insurance Company is obligated to pay all amounts promised to investors under the Contracts, subject to its financial strength and claims-paying ability. We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We are licensed to do business in all states (except New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our main administrative office address is 10555 Group 1001 Way, Zionsville, IN 46077.
The direct parent company of Delaware Life Insurance Company is DLIC Sub-Holdings, LLC, a Delaware limited liability company formed on August 31, 2020. DLIC Sub-Holdings, LLC is ultimately controlled by Mark R. Walter.
THE VARIABLE ACCOUNT
We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.
Information regarding each Fund, including its (i) name, (ii) type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this prospectus.

(See APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.) Each Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectuses for the Funds carefully before investing. The Fund prospectuses and other information can be found at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.
The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust or the MFS® Variable Insurance Trust II. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by a Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.
VARIABLE ACCOUNT OPTIONS: THE TRUSTS
The MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II (the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts. Contract Value allocated to a Sub-Account will vary based on the investment performance of the corresponding Fund in which the Sub-Account invests. There is the risk of loss of your entire investment in the Variable Account.
The Trusts are composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trusts are issued in a number of investment options (each, a “Fund”), each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the Funds of the Trusts. Additional portfolios may be added to the Trusts which may or may not be available for investment by the Variable Account.
Each Fund pays fees to MFS® for its services pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS®. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.
MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.
The Trusts may also offer their shares to other registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trusts. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and each Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.
As described in more detail in the Fund prospectuses, certain Funds may employ managed volatility or hedging strategies intended to reduce overall volatility and provide for downside protection during downward movements in equity markets. These hedging strategies could limit the Fund’s upside participation in rising equity markets relative to other Funds with substantially similar investment objectives and policies that do not use such strategies. Investing in such Funds may, however, be helpful in a declining market, because the hedging strategy will reduce your equity exposure under such circumstances, and your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility or hedging strategy. In addition, the cost of these strategies may have a negative impact on performance. There is no guarantee that a Fund employing a managed volatility or hedging strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.
More comprehensive information about the Trusts and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectuses. You should read the Trust prospectuses carefully before investing. The prospectus and Statement of Additional Information for each of the Trusts are available at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.
Selection of Funds
The Funds offered through the Contract are selected by the Company. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Account Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners. We do not recommend or endorse any particular fund, and we do not provide investment advice. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen.
We may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of an adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for the sale of the Contracts.
Voting of Fund Shares
To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.
Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.
We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.
Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans funded by the Contracts may be entitled to direct the Owners on how to instruct us to vote the Fund shares attributable to those employees’ contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person regarding a particular Contract, the Owner may instruct us on how to vote the number of Fund shares that person was entitled to direct.
Payments We Receive
The Funds’ investment advisers, transfer agents, underwriters and/or affiliates (“Fund Groups”) compensate us for providing administrative and recordkeeping services that they would normally be required to provide for individual shareholders or cost savings experienced by the Fund Groups. Such compensation is typically a percentage of Variable Account assets invested in a relevant Fund and generally may range up to 0.50% of net assets. In like manner, some Funds pay Rule 12b-1 fees to the Company or the principal underwriter of the Contracts for providing distribution and shareholder support services to the Funds, ranging up to 0.35% directly from the Funds in connection with a Rule 12b-1 Plan. If the Company or the principal underwriter receive Rule 12b-1 fees, combined compensation for administrative, distribution and recordkeeping related services ranges up to 0.55% annually of Variable Account assets invested in a Fund. Certain Fund Groups do not provide any compensation to us from Rule 12b-1 fees but provide up to 0.50% annually of Variable Account assets invested in a Fund.
These payments reflect in part expense savings by the Fund Groups for having, in the case of the Contracts, a sole shareholder, the Variable Account, rather than multiple shareholders in the Funds. Proceeds of these payments may be used for any corporate purpose, including the payment of expenses that Delaware Life and its affiliates incur in promoting, issuing, distributing and administering the Contracts. These payments are generally based on a percentage of the daily assets of the Funds under the Contracts and other variable contracts offered by Delaware Life and its affiliated insurers.
In addition, certain Fund Groups provide fixed dollar compensation to defray the cost of our marketing support and training services. These services may include various promotional, training or marketing meetings for distributors, wholesalers, and/or selling broker-dealers’ registered representatives, and creating materials describing the Contract, its features and the available investment options. Certain Fund Groups may also attend these meetings.
These payments create an incentive for us to offer Funds (or classes of shares of Funds) for which such payments are available to us. We consider such payments, among other things, when deciding to include a Fund (or class of shares of a Fund) as an investment option under the Contracts. Other available investment portfolios (or classes of shares of Funds) may have lower fees and better overall investment performance than the Funds (or classes of shares of the Funds) offered under the Contract.
If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Fund Groups may pay the intermediary for services provided with regard to the sale of Fund shares in the Subaccounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Subaccounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about such variations and how he or she and his or her broker-dealer or other financial intermediary are compensated for selling the Contract.
THE FIXED ACCOUNT
The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods or the Dollar-Cost Averaging (or ”DCA”) Program become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.
We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.
We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.
THE FIXED OPTIONS: THE GUARANTEE PERIODS
Guarantee Periods
You may elect one or more Guarantee Period(s) from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted.
Any of your Account Value held in a Guarantee Period will not be affected by our closing the Guarantee Period to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”)
Fixed Account Options
The following is the list of the Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and cease offering an existing Fixed Option. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT”, the sub-section captioned “Dollar-Cost Averaging (or ”DCA”) Program” under the “Other Programs” section in “THE ACCUMULATION PHASE” and the “Dollar-Cost Averaging” section of the table in “BENEFITS AVAILABLE UNDER THE CONTRACT” for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3%
Dollar-Cost Averaging (or “DCA”) Program	6 Months and 12 Months	3%

Guaranteed Interest Rates
We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.
We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.
We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.
Early Withdrawals
Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)
THE ACCUMULATION PHASE
During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.
Issuing Your Contract
When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.
We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in Good Order. If your Application is not in Good Order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in Good Order. Once the Application is in Good Order, we will then apply the Purchase Payment within two Business Days.
Amount and Frequency of Purchase Payments
The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase, except that if you own a Contract issued in the state of Oregon, you may make Purchase Payments only during the first three Account Years, rather than at any time during the Accumulation Phase.
Allocation of Net Purchase Payments
You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.
Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. (See “Premium Taxes.”) In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.
Your Account
When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.
Your Account Value
Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion (“Variable Account Value”) and the Fixed Account portion (“Fixed Account Value”). These two components are calculated separately, as described under the headings “Variable Account Value” and “Fixed Account Value.”
Variable Account Value
Variable Accumulation Units
In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.
Variable Accumulation Unit Value
The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.
To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the asset-based insurance charges (the mortality and expense risk charge and administrative expense charge) for each day in the Valuation Period.
For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units
When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.
Fixed Account Value
Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.
The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Guarantee Periods may not always be available for allocation. (See “Fixed Options - The Guarantee Periods.”)
Crediting Interest
We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
Guarantee Amounts
Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.
Renewals
We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Option, we must receive from you prior to the Renewal Date:
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written notice electing a different Guarantee Period from among those we then offer, or
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written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)
If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.
Early Withdrawals
If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Transfer Privilege
Permitted Transfers
During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
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you may not make more than 12 transfers in any Account Year;
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the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;
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at least 30 days must elapse between transfers to and from Guarantee Periods;
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at least 6 days must elapse between transfers to and from the Sub-Accounts;
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transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and
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we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)
These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”) We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.
There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. We will notify you of any change in writing prior to its effectiveness. Transfers out of a Guarantee Period occurring more than 30 days before the Renewal Date or any time after the Expiration Date or any time after the Expiration Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges, and Market Value Adjustment.” Under current law there is no tax liability for transfers.
Requests for Transfers
You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone.
If a written or telephone transfer request as described above is received in Good Order before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone are genuine. These procedures may require any person requesting a transfer by telephone to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.
We reserve the right to deny any and all transfer requests made by telephone and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in Good Order or if it does not comply with the terms of our short-term trading policy or the trading policy of a Fund involved in the transfer. If a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.
We also reserve the right to suspend, modify, restrict, or terminate the telephone transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.
A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in Good Order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing or by telephone. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in Good Order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).
You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (877) 253-2323 before the end of the Business Day during which the transfer request was submitted.
Short-Term Trading
The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.
The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fee Table.”
Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restricts your transfer privileges more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.
If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in Good Order and immediately notify you.
We will provide you written notification of any restrictions imposed.
We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
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when a new broker of record is designated for the Contract;
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when the Participant changes;
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when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

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when necessary in our view to avoid hardship to a Participant; or
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when underlying Funds are dissolved or merged or substituted.
If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. Short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.
Funds’ Trading Policies
In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their trading policies from time to time.
We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.
Accordingly, if you do not comply with any Fund’s Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.
Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
We may reduce or waive the withdrawal charge or annual Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees.

Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”
Other Programs
You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”
We reserve the right to terminate each of these programs. You may terminate your participation in any of these programs at any time by written notice to us or by other means approved by us.
Dollar-Cost Averaging (or “DCA”) Program
You may select a DCA Program at no extra charge by allocating a minimum amount to a designated Variable Option or to a Guarantee Period we make available in connection with the DCA Program. (We reserve the right to limit minimum investments to at least $1,000.)
The DCA Program allows you to invest gradually over time. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Variable Options that you choose. The DCA Program continues until your Account Value allocated to the DCA Program is depleted or you elect to stop the DCA Program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in the DCA Program when you purchased your Contract, then all future Purchase Payments will be allocated to the DCA Program, unless you specify otherwise.
We currently offer 6-month and 12-month DCA Programs (See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT – FIXED OPTIONS”). You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.
Amounts allocated to the Fixed Account under the DCA Program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with the DCA Program.
No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the DCA Program, except that if you discontinue or alter the DCA Program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the DCA Program will be treated as commencing a new DCA Program and may be subject to the $1,000 minimum investment limit.
The main objective of the DCA Program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Options at set intervals, the DCA Program allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. The DCA Program allows you to take advantage of market fluctuations. However, it is important to understand that the DCA Program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the DCA Program.
Asset Allocation
One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.
We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.
Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions, or closures.
You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.
Systematic Withdrawal and Interest Out Programs
You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. Withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% additional tax. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.
You may change or stop either program at any time, by written notice to us or other means approved by us.
Portfolio Rebalancing Program
Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.
No transfers to or from any Guarantee Period are permitted while this program is in effect.
Secured Future Program
Under the Secured Future Program, at issue, we divide your initial Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new

Guarantee Period. The Secured Future Program is no longer being offered. (See “The Fixed Options - The Guarantee Periods.”)

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Dollar-Cost Averaging (or “DCA”) Program
Allows you to allocate a
Purchase Payment to the
Fixed Account and then
automatically transfer a
fractional amount to one or
more Variable Options at
regular time intervals until
your DCA Program is
depleted or you elect to
stop. The final transfer
from the Fixed Account will
include all interest earned.
		Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●All future Purchase Payments
will be allocated to the DCA
Program unless you specify
otherwise.
●Each new Purchase Payment
will commence a new DCA
Program.
●May be subject to $1,000
minimum allocation.
●If you alter or stop the DCA
Program, amounts remaining
in the Fixed Account will be
transferred to the Money
Market Sub-Account.

Asset Allocation	Allows you to participate in an asset allocation model that we may make available. Each model represents a combination of Sub-Accounts with a different level of risk.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●You may participate in only
one model.
●Models are “static,” meaning
Account Value is only
rebalanced among the
Sub-Accounts in the model.
●You cannot change models but
you can make an independent
decision to change your asset
allocations at any time.
●Models may be affected by
fund mergers, liquidations,
substitutions, or closures.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Account Value at a designated frequency.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●Systematic withdrawals may
repeatedly expose you to the
risks associated with partial
withdrawals.
●Withdrawals may be subject to
withdrawal charges and taxes,
including tax penalties.
●Withdrawals reduce Account
Value and may reduce the
death benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
●We reserve the right to impose a minimum Account Value of $10,000 for enrollment.
Interest Out Program	Allows automatic payments or reinvestments of interest credited for all Fixed Account Guarantee Periods you have chosen.	Standard	No charge	N/A
●Available only during the
Accumulation Phase.
●Interest withdrawals may
repeatedly expose you to the
risks associated with partial
withdrawals.
●Withdrawals may be subject to
withdrawal charges and taxes,
including tax penalties.
●Withdrawals reduce Account
Value and may reduce the
death benefit.
●We reserve the right to impose
a minimum Account Value of
$10,000 for enrollment.

Portfolio Rebalancing Program	Allows you to automatically transfer Account Value among the Sub-Accounts to maintain your selected percentage allocations.	Standard	No charge	N/A	●Available only during the Accumulation Phase. ●Only quarterly, semi-annual, and annual rebalancing available.
Secured Future Program
Allows you to divide your
initial Purchase Payment
between the Fixed Account
and the Variable Account.
You choose a Guarantee
Period and we allocate to
that Guarantee Period the
portion of your initial
Purchase Payment
necessary so that, at the end
of the Guarantee Period,
your Fixed Account
allocation, including
interest, will equal the
entire amount of your initial
Purchase Payment less any
Contract charges deducted
from the Fixed Account.
The remainder of your
initial Purchase Payment is
invested in the
Sub-Accounts of your
choice.
		Standard (subject to availability)	No charge	N/A	●No longer offered.
Nursing Home Withdrawal Charge Waiver	Allows you to make a full withdrawal without a withdrawal charge if you are confined to a nursing home.	Standard	No charge	N/A	●Waiver must be approved in state of issue. ●Not available until one year after the Contract Date.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
●Must be confined to an eligible nursing home. ●Must be confined for 180 continuous days or any shorter period required by your state. ●Requires proof of eligibility.
Death Benefit
Pays a death benefit,
determined as of the Death
Benefit Date, if you die
during the Accumulation
Phase. If you are 86 or
older on the Contract Date,
the death benefit is equal to
the amount we would pay
on a full surrender
(“Surrender Value”) on the
Death Benefit Date. If you
are 85 or younger on the
Contract Date, the death
benefit pays the greatest
of: (1) Account Value on
the Death Benefit Date,
(2) Surrender Value on the
Death Benefit Date,
(3) Account Value on the
Seven-Year Account
Anniversary (adjusted for
subsequent payments,
withdrawals, and charges),
(4) highest Account Value
on any Account
Anniversary before your
81st birthday, adjusted for
subsequent Purchase
Payments and withdrawals
made between that Account
Anniversary and the Death
Benefit Date, or
(5) subject to certain
limitations, your total
Purchase Payments plus
interest accruals thereon,
adjusted for partial
withdrawals, plus interest
accrued on Purchase
Payments and transfers
allocated to the Variable
Account, while they remain
in the Variable Account, at a
rate of 5% per year.
		Standard	No charge	N/A
●Withdrawals, including
required minimum
distributions from Qualified
Contracts, may reduce the
benefit.
●Annuitizing the Contract
terminates the benefit.
●Interest under option (5) is
only available until the first
day of the month following
your 80th birthday, or until the
Purchase Payment or amount
transferred has doubled in
amount, whichever is earlier.
●If the Annuitant was 86 or
older on your Contract Date,
the death benefit may be less
than your Account Value
because it will reflect any
applicable withdrawal charges.

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Requesting a Withdrawal
At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.
All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% additional tax. (See “TAX CONSIDERATIONS.”) You should carefully consider these tax consequences before requesting a cash withdrawal.
Full Withdrawals
If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.
A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.
Partial Withdrawals
Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.
You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Period to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.
Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before the withdrawal multiplied by the ratio of the Account Value immediately after withdrawal to the Account Value immediately before the withdrawal. (See “Calculating the Death Benefit.”)
If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).
Time of Payment
We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
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when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

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when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account;
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when an SEC order permits us to defer payment for the protection of Participants; or
●
if mandated by applicable law.
If, pursuant to SEC rules, a government money market fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.
Withdrawal Restrictions for Qualified Plans
If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.
Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax-Sheltered Annuities” under “TAX CONSIDERATIONS.”)
When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payment, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.
Withdrawal Charge
We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.
Free Withdrawal Amount
In each Account Year you may withdraw a portion of your Account Value, which we call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative, that is, it is carried forward and available for use in future years.
For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.”
For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you made no previous withdrawals. Your Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:
●
$800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus

●
$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus
●
$10,000, which is the amount of all Old Payments that you have not previously withdrawn.
Withdrawal Charge on Purchase Payments
If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.
The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.
Order of Withdrawal
New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.
Calculation of Withdrawal Charge
We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:
Number of Account Years Purchase Payment Has Been In Your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%
For example, using the same facts as in the example in “Free Withdrawal Amount” above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be 2. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.
For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.
For additional examples of how we calculate withdrawal charges, see Appendix C.
Types of Withdrawals Not Subject to Withdrawal Charge
We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.
Nursing Home Waiver
We will waive the withdrawal charge for a full withdrawal if:
●
the nursing home waiver is approved in the state of issue;
●
at least one year has passed since we issued your Contract; and
●
you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.
An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (877) 253-2323.
Minimum Distributions
For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above and any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to that Qualified Contract.
Other Withdrawals
We do not impose withdrawal charges:
●
on amounts you apply to provide an annuity;
●
on amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program;
●
on amounts we pay as a death benefit;
●
on amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or
●
on any amounts transferred as a part of an optional program.
Market Value Adjustment
Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.
We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.
A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.
Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.
We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:
(1 + I	)	N/12	- 1
1 + J + b
where:
I
is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;
J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;
N
is the number of complete months remaining in your Guarantee Period; and
B
is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.
We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.
For examples of how we calculate the Market Value Adjustment, see Appendix C.
No Market Value Adjustment will apply to Contracts issued in the states of Maryland, Texas and Washington, or to one-year Guarantee Periods under Contracts issued in the State of Oregon.

CONTRACT CHARGES
Account Fee
During the Accumulation Phase of your Contract, we will deduct from your Account Value an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of $35 or 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of $50 or 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.
We will not charge the annual Account Fee if:
●
your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or
●
your Account Value is more than $75,000 on your Account Anniversary.
If you make a full withdrawal of your Account, we deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.
After the Annuity Commencement Date, we deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.
Administrative Expense Charge
We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.
Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.
Mortality and Expense Risk Charge
During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Premium Taxes
Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.
In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.
Fund Expenses and Restrictions
There are fees and expenses deducted from each Fund of the Trust. These fees and expenses are described in the relevant Fund’s prospectus and related Statement of Additional Information.
Under certain circumstances, the board of directors of a government money market fund would have the discretion to impose a liquidity fee on redemptions from the money market fund and to implement a redemption gate that would temporarily suspend redemptions from the fund. We reserve the right to implement, administer and charge you for any such fee or restriction imposed by the fund.
Modification in the Case of Group Contracts
For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.
DEATH BENEFIT
If you die during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of your death, we will pay the death benefit to the Annuitant, or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will, subject to requirements under federal tax laws, receive any payments provided under an Annuity Option that is in effect.
Amount of Death Benefit
To calculate the amount of your death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of your death in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method that is permitted under federal tax laws before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.
The amount of the death benefit is determined as of the Death Benefit Date.
If you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)
your Account Value for the Valuation Period during which the Death Benefit Date occurs;
(2)
the amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

(3)
your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;
(4)
your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date; and
(5)
your total Purchase Payments plus interest accruals thereon, adjusted for partial withdrawals; interest will accrue on Purchase Payments allocated to and transfers to the Variable Account while they remain in the Variable Account at a rate of 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier.
If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.
If your Contract is a traditional Individual Retirement Annuity or a 403(b) TSA annuity, required minimum distributions under the Internal Revenue Code may affect the value of your death benefit. Please refer to “Required Minimum Distribution Requirements” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider.
Spousal Continuance
If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the amount of your death benefit, calculated as described under “Amount of Death Benefit,” will become the Contract’s Account Value on the Death Benefit Date. All other provisions of the Contract, including any withdrawal charges, will continue as if your spouse had purchased the Contract on the original date of coverage. Upon surrender or annuitization, this increased amount will not be treated as premium, but will be treated as income.
Calculating the Death Benefit
In calculating the death benefit amount payable under (3), (4) and (5) above, any partial withdrawals will reduce the amount by the ratio of the Account Value immediately following the withdrawal to the Account Value immediately before the withdrawal.
If the death benefit is amount (2), (3), (4) or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account options.
Method of Paying Death Benefit
The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options that is permitted under federal tax laws. We describe the Annuity Options under “The Income Phase - Annuity Provisions.”
During the Accumulation Phase, you may elect a method of payment for the death benefit that is permitted under federal tax laws. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity that is permitted under federal tax laws. If the Beneficiary is the Participant’s spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.
If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option. (See “The Income Phase - Annuity Provisions.”)
Qualified Contracts
If your Contract is a Qualified Contract, the following rules apply to the payment of the death benefit:
The death benefit may be (1) taken as an immediate lump sum, (2) deferred for any period up to December 31st of the calendar year containing the tenth anniversary of your death (if you die after your required beginning date (RBD) for required minimum distributions, distributions must continue to be taken each calendar year after your death until the entire interest in the contract is distributed), or (3) taken in the form of an annuity over a period that does not extend beyond December 31st of the calendar year containing the tenth anniversary of your death. Different distribution rules will apply to a beneficiary that is not an individual.
If, on the date of your death, the Beneficiary is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under Federal Tax Laws, restrictions (2) and (3) above do not apply and the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy, if you die before the RBD, or your life expectancy if you die after your RBD. In all events, annuity payments must end by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death.
If the sole Beneficiary is your surviving spouse, the Beneficiary may also elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law. In certain circumstances, your surviving spouse may have to take a hypothetical RMD before continuing the Contract as their own.
If the Beneficiary is your child and under age 21 on the date of your death, the Beneficiary’s interest must be distributed by December 31st of the year the Beneficiary reaches age 31. Alternatively, the Beneficiary may take the death benefit in the form of an annuity over a period that does not extend beyond December 31st of the year the Beneficiary reaches age 31 (or by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death, if earlier).
Non-Qualified Contracts
If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.
The natural person you have named a Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the Annuitant automatically becomes the Beneficiary.
If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance,” above.
During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, the special distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.
Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.
Selection and Change of Beneficiary
You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate your Beneficiary, or your Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or your Beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.
Payment of Death Benefit
Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.
Due Proof of Death
We accept any of the following as proof of any person’s death:
●
an original certified copy of an official death certificate;
●
an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
●
any other proof we find satisfactory.
THE INCOME PHASE - ANNUITY PROVISIONS
During the Income Phase, we make regular payments to the Annuitant.
The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.
Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Once annuity payments start under an Annuity Option, it may be necessary to modify those payments following the Annuitant’s death if your Contract is a Qualified Contract.
Selection of the Annuitant or Co-Annuitant
You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.
Under a Non-Qualified Contract, if you name someone other than yourself as the Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant on the Annuity Commencement Date.
When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.
Selection of the Annuity Commencement Date
You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●
The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.
●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.
●
The Annuity Commencement Date must always be the first day of a calendar month.
You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●
We must receive your notice, in Good Order, at least 30 days before the current Annuity Commencement Date.
●
The new Annuity Commencement Date must be at least 30 days after we receive the notice.
There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law.
Annuity Options
We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.
Annuity Option A - Life Annuity
We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary. Note that if the Annuitant dies prior to the end of the first month after the Annuity Commencement Date, only one annuity payment will be made.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period, subject to any conditions imposed by federal tax laws. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.
Annuity Option C - Joint and Survivor Annuity
We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.
If your Contract is a Qualified Contract, this Annuity Option is available only if the Annuitant and the other designated person are spouses.
Annuity Option D - Monthly Payments for a Specified Period Certain
We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B, subject to any conditions imposed by federal tax laws. The election of this Annuity Option may result in the imposition of an additional tax.
Selection of Annuity Option
You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.
You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date.
There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.
Remember that the Annuity Option may not be changed once annuity payments begin, unless a change is required under federal tax laws.

Amount of Annuity Payments
Adjusted Account Value
The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day immediately prior to the Annuity Commencement Date and making the following adjustments:
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We deduct a proportional amount of the annual Account Fee, based on the fraction of the current Account Year that has elapsed.
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If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change to your Account Value.
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We deduct any applicable premium tax or similar tax if not previously deducted.
Variable Annuity Payments
Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your adjusted Account Value applied to a Variable Annuity and the annuity payment rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)
To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.
If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.
Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.
Fixed Annuity Payments
Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)
Minimum Payments
If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.
Transfer of Variable Annuity Units
During the Income Phase, the Annuitant may transfer Annuity Units from one Sub-Account to another, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Trading Policies”). The applicability of the Funds’ Trading Policies is the same during the Income Phase as during the

Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.
During the Income Phase, the Annuitant, the authorized representative of the broker-dealer of record, or another authorized third party may request transfers by telephone, or in writing by submitting the request to our Service Address, stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.
Before transferring Annuity Units from one Sub-Account to another, you should carefully review the Fund prospectus for the investment objectives and risk disclosure of the Fund in which the Sub-Accounts invest.
During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.
Account Fee
During the Income Phase, we deduct the annual Account Fee in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments. (See “Account Fee” under “Contract Charges.”)
Annuity Payment Rates
Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change. (See “GENERAL INFORMATION - Modification.”)
The annuity payment rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Options A, B, and C is the 1983 Individual Annuitant Mortality Table.
Annuity Options as Method of Payment for Death Benefit
You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant/Payee. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.
GENERAL INFORMATION
Exercise of Contract Rights
An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.
Change of Ownership
Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.
The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date, and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract without full and adequate consideration, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% additional tax.
Voting of Fund Shares
To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.
Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.
We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.
Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Electronic Account Information
During the Accumulation Phase, instead of receiving paper copies, Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website via www.delawarelife.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Service Address or by telephone at (877) 253-2323.
Reports to Owners
We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.
In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, and annual contract fees assessed.
We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.
If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.
It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.
Substitution of Securities
Shares of any or all Funds of the Trust may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.
Change in Operation of Variable Account
At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as we deem necessary and appropriate to effect the change.

Splitting Units
We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.
Modification
Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.
In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.
Limitation or Discontinuance of New Participants
We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.
Reservation of Rights
We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.
Right to Return
If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.
TAX CONSIDERATIONS
This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
U.S. Federal Income Tax Provisions
The following discussion applies only to those Contracts issued in the United States. For a discussion of tax provisions affecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Provisions.”
Taxation of Non-Qualified Contracts
Deductibility of Purchase Payments.  For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.
Pre-Distribution Taxation of Contracts.  Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any Payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.
Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that is held by a trust or other entity as an agent for a natural person.

Distributions and Withdrawals from Non-Qualified Contracts.  The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.
Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings to the extent the Account Value (see below for additional information) immediately prior to the withdrawal exceeds the “investment in the contract.” You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were excluded from the gross income of the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).
We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. You should consult with a qualified tax professional as to the meaning of “cash value.”
Annuity Payments.  A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.
Additional Tax on Certain Withdrawals.  An additional tax of 10% may also apply to taxable withdrawals, including lump-sum payments from Non-Qualified Contracts. This additional tax will generally not apply to distributions made after age 59 1∕2, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a qualified tax professional with regard to exceptions from the additional tax.
Taxation of Non-Qualified Death Benefit Proceeds.   Generally, death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the Contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the Contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.
After Death Distribution Requirements for a Non-Qualified Contract.  For a Non-Qualified Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following distribution rules:
(1)
If the Owner dies before the date annuity payouts begin, the entire Annuity Account Value must generally be distributed within five years after the date of death;
(2)
If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death;
(3)
If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner; and
(4)
If the Owner or Annuitant dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.
Transfers, Assignments or Exchanges of a Contract.
A transfer or assignment of ownership of a Contract, whether by gift or for value, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.
Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the distribution at death rules.
In Revenue Procedure 2011-38, the IRS set forth the rules as to when a partial transfer between annuity contracts will be treated as a tax-free exchange under Section 1035 of the Code. Under Rev. Proc. 2011-38:
The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days beginning on the date of the transfer; and
Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss the tax consequences of any contemplated or completed transactions with a qualified tax professional.
Partial Annuitization.  If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.
Medicare Tax.  Distributions to certain taxpayers from Non-Qualified Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. For example, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and qualifying widow(er) with dependent child, and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.

Investment Diversification and Control.  The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.
In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future.
We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.
Taxation of Qualified Contracts
“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.
You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Pension and Profit-Sharing Plans.  Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the plan does not comply with all the requirements of applicable law to such plan. In addition, if the ownership of the Contract is transferred to the participant, generally the Contract must be non-transferable and meet certain other requirements.
Qualified retirement plans are subject to required minimum distributions under the Code. For more information, please see Required Minimum Distributions below.
Tax-Sheltered Annuities.  Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. Effective October 1, 2008, we stopped issuing any new Section 403(b) annuities (TSAs), including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.
The Code and Internal Revenue Service (“IRS”) regulations impose certain requirements on TSAs. In addition, your TSA may be governed by the terms of an employer’s TSA plan. In this regard, these requirements will affect (1) the availability of withdrawals, financial hardship distributions, and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. In particular, a withdrawal cannot be made before you attain age 59 1∕2 except to the extent permitted under the Code, IRS regulations, your Contract, and, if applicable, your TSA plan. To the extent permitted under the Code and, if applicable, your TSA plan, certain withdrawals may be repaid to your TSA plan but may not be repaid to this Contract. You should consult with a qualified tax professional about how these requirements affect you and your TSA.
Distributions from your TSA are fully taxable and will be subject to any applicable Contract withdrawal charge. Distributions may be subject to a 10% additional tax unless an exception applies.
Special rules apply to TSA financial hardship withdrawals. You will be required to certify in writing to us that (1) the requested withdrawal is on account of a financial need of a type which is deemed in regulations to be an immediate and heavy financial need, (2) the requested withdrawal amount is not in excess of the amount required to satisfy such financial need, (3) the requested withdrawal complies with applicable law, including the federal tax law limit, and (4) you have no alternative means reasonably available to satisfy such financial need. A requested withdrawal will not fail to be treated as made upon your hardship solely because you do not take any available loan under your TSA plan. Your TSA employer also may need to agree in writing to your hardship request.
Your TSA plan may contain a provision that permits loans; however, the Contract does not, and loans are therefore not available from the Contract.
TSAs, like IRAs and qualified plans, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre- 1987 balance, if any, will not be eligible for special distribution treatment. For more information, please see Required Minimum Distributions below.
Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the Code and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.
Individual Retirement Accounts and Annuities.  Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% additional tax generally applies to distributions made before age 59 1∕2, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

IRAs are subject to required minimum distributions under the Code. For more information, please see Required Minimum Distributions below.
Roth Individual Retirement Arrangements.  Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion. Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (1) before age 59 1∕2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.
Distributions and Withdrawals from Qualified Contracts.  In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% additional tax will apply to distributions prior to age 59 1∕2, except in certain circumstances.
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You have become disabled, as defined in the Code;
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You have died and the distribution is to your beneficiary;
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The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Code;
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The distribution is paid directly to the government in accordance with an IRS levy;
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The distribution is a qualified reservist distribution as defined under the Code;
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The distribution is a qualified birth or adoption distribution;
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The distribution is an emergency personal expense distribution;
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The distribution is an eligible distribution to a domestic abuse victim;
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The distribution is made to an employee who is a terminally ill individual;
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The distribution is eligible for relief extended to victims of certain federally-declared disasters; or
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You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).
Additional exceptions may apply to distributions from a traditional or Roth IRA if:
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The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;
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The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
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The distributions are not more than your qualified higher education expenses; or
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You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:
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You have separated from service with the plan sponsor at or after age 55;
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You are a qualified public safety employee or a private sector firefighter taking a distribution from a governmental plan or from a qualified plan, a 403(a) plan, or a 403(b) contract and you separated from service after age 50;
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You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;
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The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
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The distribution is a distribution from a pension-linked emergency savings account as defined in the Code.
Certain requirements set forth in the Code need to be satisfied before the above exceptions will apply. You should consult a qualified tax professional for more information.
If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Direct rollovers and rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.
An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not apply to certain distributions, including:
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a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;
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any required minimum distribution; or
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any hardship distribution.
Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.
Required Minimum Distributions
If your Contract is a Qualified Contract, it is subject to certain minimum distribution requirements. Failure to take these required distributions could subject you (or your Beneficiary, as applicable) to an excise tax.
Lifetime Distribution Rules.  If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain lifetime required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Distributions generally must begin no later than April 1 of the calendar year following the year in which you attain the applicable age.
If you were born...	Your “applicable age” is....
Before July 1, 1949	70 1∕2

If you were born...	Your “applicable age” is....
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75
If you wait until April 1 of the calendar year following the year you reach your applicable age, you must take that distribution and a subsequent distribution for that year by December 31. For each succeeding year, a distribution must be made on or before December 31. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.
The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as the Death Benefit) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount.
You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs. For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.
Roth IRAs and designated Roth accounts in a qualified plan are not subject to these lifetime distribution rules.
Taxation of Qualified Death Benefit Proceeds.  Generally, death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient.
Legislation passed in 2019 (the “SECURE Act”) and in 2022 (the “SECURE 2.0 Act”) changed a number of the RMD rules applicable to distributions after the death of a Qualified Contract Owner. The changes made by the SECURE Act were generally effective after 2019, and the changes made by the SECURE 2.0 Act were generally effective after 2022. This discussion describes only the new RMD rules as we administer them, and not the old rules, which remain applicable in certain circumstances.
If the Owner dies, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the Owner’s death. If the Owner dies on or after their required beginning date (RBD) for RMDs, this rule continues to apply and RMDs must be taken each calendar year after the Owner’s death until the entire interest in the contract is distributed. If the Owner dies on or after the date annuity payments start, the Owner is treated as if they died on or after their RBD, even if they died before their RBD. Different distribution rules will apply to a beneficiary that is not an individual.
However, a beneficiary may elect to receive distributions in accordance with the following distribution rules:
(1)
If, on the date of the Owner’s death, the Beneficiary is not more than ten years younger than the Owner or is “disabled” or “chronically ill” as either of those terms is defined under Federal Tax Laws, the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy (if the Owner died before their RBD) or life expectancy if the Owner died after their RMD. In all events, payments must end by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death.

(2)
If the Beneficiary is the Owner’s child and under age 21 on the date of the Owner’s death, the interest must be distributed by December 31st of the year the Beneficiary reaches age 31. Alternatively, the Beneficiary may take the death benefit in the form of an annuity over a period that does not extend beyond December 31st of the year the Beneficiary reaches age 31 (or by December 31st of the calendar year containing the tenth anniversary of the Beneficiary’s death, if earlier).
(3)
If the sole Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions. In certain circumstances, the surviving spouse may have to take a hypothetical RMD before continuing the Contract as their own.
If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), the IRS’s rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements discussed above.
Withholding
Eligible rollover distributions. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a Beneficiary who is not the surviving spouse may elect a direct rollover only to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.
Other distributions. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. However, the Participant or Payee cannot elect out of withholding in certain circumstances. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.
Annuity Purchases by Nonresident Aliens and Foreign Corporations.
The discussion herein provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers or other payees that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Moreover, if certain documentation is not timely provided we are required to withhold 30% even if a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Purchasers and other payees are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity contract purchase and the treatment of payments made under an annuity contract.
Tax Treatment of the Company and the Variable Account
As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Definition of Spouse Under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Treasury regulations provide that domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning adviser for more information.
Generation-skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Puerto Rico Tax Provisions
The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.
When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.
When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “U.S. Federal Income Tax Provisions” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.
As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under “TAX PROVISIONS,” see “Pre-Distribution Taxation of Contracts,” “Distributions and Withdrawals from Non-Qualified Contracts,” “Withholding” and “Non-Qualified Contracts.” You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.
For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.
ADMINISTRATION OF THE CONTRACT
We have engaged SE2, LLC (“SE2”), a third-party provider of contract administration services for many other life insurance companies, located at 5801 SW 6th Avenue, Topeka, KS 66636, to administer the Contracts. Administrative functions performed by SE2 include maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers, Death Benefits and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services. The compensation paid to SE2 is based on the number of Contracts to which they provide these administrative services.
DISTRIBUTION OF THE CONTRACT
Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated or unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.
The Company or its affiliate, for purposes of this section only, collectively, the “Company”, pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.
The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the

Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.
The Company may also pay compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of AccountValue and/or may be a fixed dollar amount. Clarendon does not retain any portion of the commissions payable to the Selling Broker-Dealers.
In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensation, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer either does not receive additional compensation, or receives lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
As discussed above, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their Selling Agents. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.
You should ask your Selling Agent for further information about what commissions or other compensation they, or the Selling Broker-Dealer for which they work, may receive in connection with your purchase of a Contract.
Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2023, 2024, and 2025, approximately $2,070,267, $2,136,630, and $1,976,748, respectively, in commissions were paid by Delaware Life Insurance Company on behalf of Clarendon in connection with the distribution of the Contracts described in this Prospectus.
AVAILABLE INFORMATION
The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).
STATE REGULATION
The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of the State of Delaware (the “Commissioner”). An annual statement is filed with the Commissioner on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or the Commissioner’s agents at any time and a full examination of its operations is conducted at periodic intervals.
The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the State of Delaware and the various jurisdictions in which the Company is licensed to operate establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies.
In addition, the State of Delaware Department of Insurance regulates affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such legislation, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits.
Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect the Company’s obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect the Company’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow the Company to pay guaranteed contract benefits.
Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS
The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
FINANCIAL STATEMENTS
The financial statements of the Company which are included in the Statement of Additional Information (“SAI”) should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.
The financial statements of the Variable Account for the year ended December 31, 2025 are also included in the SAI.

APPENDIX A - INVESTMENT OPTIONS
AVAILABLE UNDER THE CONTRACT
Variable Options
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.30%[1]	16.10%	15.30%	13.88%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	12.50%	11.52%	13.81%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	7.56%	-0.06%	3.32%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	33.65%	4.37%	7.92%
Fixed Income - Global	MFS® Variable Insurance Trust II MFS® Global Governments Portfolio Initial Class	Massachusetts Financial Services Company	0.70%[1]	6.54%	-4.43%	-0.07%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	7.68%	6.77%	11.76%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	16.36%	9.30%	11.21%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.48%	4.86%	5.67%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.56%[1]	6.99%	-0.68%	1.29%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[1]	12.19%	11.10%	15.60%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	8.65%	3.87%	5.56%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Initial Class	Massachusetts Financial Services Company	0.67%[1]	7.33%	0.66%	3.58%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio[2] Initial Class	Massachusetts Financial Services Company	0.89%[1]	33.26%	7.28%	9.95%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	9.90%	10.02%	14.27%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[1]	3.66%	3.26%	11.60%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	22.05%	5.51%	7.54%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Initial Class	Massachusetts Financial Services Company	0.82%[1]	16.57%	12.45%	18.64%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	11.16%	6.42%	7.63%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[3]	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
Prior to April 30, 2026, the name of this fund was MFS® International Intrinsic Value Portfolio.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
 Fixed Options

The following is the list of the Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and cease offering an existing Fixed Option. We will provide you with written notice before doing so. In the prospectus, see the sections captioned “THE FIXED ACCOUNT” and “THE FIXED OPTIONS: THE GUARANTEE PERIODS”, the sub-section captioned “Dollar-Cost Averaging (or “DCA”) Program“ under the “Other Programs” section in “THE ACCUMULATION PHASE” and the “Dollar-Cost Averaging” section of the table in “BENEFITS AVAILABLE UNDER THE CONTRACT” for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	One (1) Year	3%
Dollar-Cost Averaging (or “DCA”) Program	6 Months and 12 Months	3%

You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.

APPENDIX B -GLOSSARY
The following terms as used in this Prospectus have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT:  An account established for each Participant to which Net Purchase Payments are credited.
ACCOUNT VALUE:  The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.
ACCOUNT YEAR and ACCOUNT ANNIVERSARY:  Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.
ACCUMULATION PHASE:  The period before the Annuity Commencement Date and during the lifetime of the Participant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.
*ANNUITANT:  The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the new Annuitant will be the Co-Annuitant, if any. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant’s death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant during the Income Phase.
*ANNUITY COMMENCEMENT DATE:  The date on which the first annuity payment under each Contract is to be made.
ANNUITY OPTION:  The method you choose for making annuity payments.
ANNUITY UNIT:  A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.
APPLICATION:  The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.
*BENEFICIARY:  Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, the natural person, who, in the event of the Participant’s death, is the “designated beneficiary” for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.
BUSINESS DAY:  Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.
CERTIFICATE:  The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY  (“WE”, “US”, “OUR”, “DELAWARE LIFE”): Delaware Life Insurance Company, which is subject to state supervision. It is the depositor of the Variable Account in which the Contract participates.
CONTRACT DATE:  The date on which we issue your Contract. This is called the “Date of Coverage” in the Contract.
DEATH BENEFIT DATE:  If you have elected a death benefit payment option before your death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.
DOLLAR-COST AVERAGING (or “DCA”) PROGRAM:  A Fixed Option you may elect when you make a Purchase Payment during the Accumulation Phase of your Contract. When you elect the DCA Program, your Purchase Payment is allocated initially to the Fixed Account, then reallocated, at regular time intervals over a specified time period, to one or more of the Investment Options we make available in connection with the program.
DUE PROOF OF DEATH:  An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.
EXPIRATION DATE:  The last day of a Guarantee Period.
FIXED ACCOUNT:  The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.
FIXED ACCOUNT VALUE:  The value of that portion of your Account allocated to the Fixed Account.
FIXED ANNUITY:  An annuity with payments which do not vary as to dollar amount.
FIXED OPTION:  An Investment Option that is part of the Fixed Account. Guarantee Periods and the Dollar-Cost Averaging (or “DCA”) Program are Fixed Options. A Fixed Option will earn interest at a rate specified by the Company, subject to a minimum guaranteed rate under the Contract.
GOOD ORDER:  An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a request to surrender your Contract, a fund transfer request, or a death benefit claim must be in good order.
GROUP CONTRACT:  A Contract issued by the Company on a group basis.
GUARANTEE AMOUNT:  Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).
GUARANTEE PERIOD:  The period for which a Guaranteed Interest Rate is credited.
GUARANTEED INTEREST RATE:  The rate of interest we credit on a compound annual basis during any Guarantee Period.
INCOME PHASE:  The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.
INDIVIDUAL CONTRACT:  A Contract issued by the Company on an individual basis.
INVESTMENT OPTION:  A Fixed Option and/or Variable Option, as applicable, under the Contract.

NET INVESTMENT FACTOR:  An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.
NET PURCHASE PAYMENT:  The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.
NON-QUALIFIED CONTRACT:  A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.
OWNER:  The person, persons, or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.
*PARTICIPANT:  In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.
PAYEE:  A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.
PURCHASE PAYMENT (PAYMENT):  An amount paid to the Company as consideration for the benefits provided by a Contract.
QUALIFIED CONTRACT:  A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.
SERVICE ADDRESS:  P.O. Box 758581, Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.
SEVEN-YEAR ANNIVERSARY:  The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.
SUB-ACCOUNT:  That portion of the Variable Account which invests in shares of a specific series of the Funds. A Sub-Account is also known as a Variable Option in the prospectus.
VALUATION PERIOD:  The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT:  Delaware Life Variable Account F, which is a separate account of the Company registered under the Investment Company Act of 1940 and consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT:  A unit of measure used in the calculation of Variable Account Value.
VARIABLE ACCOUNT VALUE:  The value of that portion of your Account allocated to the Variable Account.
VARIABLE ANNUITY:  An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

VARIABLE OPTION:  An Investment Option that is a Sub-Account of the Variable Account. [A Sub-Account is that portion of the Variable Account that invests in shares of a specific Fund.

*
You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX C -WITHDRAWALS,
WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT
Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)
Withdrawal Charge Calculation:
Full Withdrawal:
Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
	Account Year	Hypothetical Account Value	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$4,000	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	$0	0.00%	$0
(a) The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Account Years (“New Payments”)); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last seven Account Years (“Old Payments”) not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.
(b) In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.
(c) In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.
(d) In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.
Partial Withdrawal:
Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$9,000	$20,000	$0	4.00%	$0
(b)	$56,000	$12,000	$11,000	$1,000	4.00%	$40
(c)	$40,000	$15,000	$0	$15,000	4.00%	$600
(a)
In Account Year 5, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of the Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.
(b)
Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.
(c)
The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.
Part 2 - Fixed Account - Examples of the Market Value Adjustment (“MVA”)
The MVA Factor is:
(1+I	)	N/12	-1
1+J+b
These examples assume the following:
●
The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
●
The date of surrender is two years from the Expiration Date (N = 24).
●
The value of the Guarantee Amount on the date of surrender is $11,910.16.
●
The interest earned in the current Account Year is $674.16.
●
No transfers or partial withdrawals affecting this Guarantee Amount have been made.
●
Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Positive MVA:
Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor
The MVA factor	=	(1 + I )	N/12	- 1
		1 + J + b

	=	(1 + .06)	24/12	- 1
		1 + .05

	=	(1.010)	[2]	- 1

	=	1.019 - 1
	=	.019
The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:
($11,910.16 - $674.16) x .019 = $213.48
$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.
For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.
$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

The Statement of Additional Information (“SAI”) dated June 30, 2026 includes additional information. The SAI is incorporated by reference into this prospectus. The SAI is available without charge at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com. The SAI is also available on our website at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity. You may request other information about your Contract and make investor inquiries by calling us at (877) 253-2323.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. C000021933

PART B

Regatta Gold Variable Annuity and Regatta Platinum Variable Annuity
FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
DELAWARE LIFE VARIABLE ACCOUNT F (the “Variable Account”)
A SEPARATE ACCOUNT OF
DELAWARE LIFE INSURANCE COMPANY (“Delaware life”)
STATEMENT OF ADDITIONAL INFORMATION
June 30, 2026
The Statement of Additional Information (“SAI”) is not a prospectus. Terms used in this SAI have the same meanings as are defined in the Regatta Gold Variable Annuity and Regatta Platinum Variable Annuity prospectuses. Much of the information contained in this SAI expands upon subjects discussed in your corresponding Prospectus. Therefore, this SAI should be read in conjunction with your corresponding Prospectus, dated June 30, 2026, as supplemented, which may be obtained without charge at https://dfinreports.com/DelawareLife, or calling (800) 477-6545, or writing to Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581. The prospectuses are also available on our website at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity (Regatta Gold Variable Annuity) and at https://dfinview.com/DelawareLife/TAHD/866793854?site=Annuity (Regatta Platinum Variable Annuity).

DELAWARE LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT
DLIC Sub-Holdings, LLC is the Company’s direct parent company. DLIC Sub-Holdings, LLC is ultimately controlled by Mark R. Walter. Mr. Walter ultimately controls the Company through the following intervening companies: DLIC Sub-Holdings, LLC, DLIC Holdings, LLC, Group 1001 Insurance Holdings, LLC, Group 1001, Inc., TWG Financial Holdings, LLC, TWG Global, LLC, TWG Global Parent, LLC,TWG Global Holdings, LLC, DLHPII Equity Participation Company, LLC, TWF Global Holdings, LLC and DLICM, LLC.
Delaware Life Variable Account F, was established in accordance with Delaware law on December 3, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.
PERFORMANCE CALCULATION AND OTHER RELATED INFORMATION
From time to time our advertising and other promotional material may quote the performance (yield and total return) of a Sub-Account. In addition, our reports or other communications to current contract owners may also quote the yield on total return of a Sub-Account. Quoted results are based on past performance and reflect the performance of all assets held in that Sub-Account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.
Calculation of Yield and Effective Yield for the Money Market Fund Sub-Account
We calculate the yield of the Money Market Fund Sub-Account for a 7-day period by determining the net change (including the standard charges for a Contract or Account), exclusive of capital changes and income, other than investment income, in the value of a hypothetical investment in the Money Market Fund Sub-Account. We assume the following. There is an investment equal to one share on Day 1. We then determine the value of the hypothetical investment in the Money Market Fund Sub-Account on Day 7. The Day 7 value minus the Day 1 value is the net change in value for the hypothetical investment in the Money Market Fund Sub-Account. The net change in value divided by Day 1 value give us the 7-day return for the hypothetical investment in the Money Market Fund Sub-Account. We then multiply the 7-day return by 365/7, with the resulting yield figure carried at least to the nearest hundredth of one percent.
The effective yield calculation is similar, except we assume all returns or interest are reinvested for the period in the Money Market Fund Sub-Account. For effective yield, we also carry the results to the nearest hundredth of one percent.
The calculation of yield and effective yield of the Money Market Fund Sub-Account does not include any charges for optional benefits, if available and selected by you, which would lower this performance.
Any performance advertising of yield and effective yield for the Money Market Fund Sub-Account will be accompanied by the standardized total return for the Sub-Account.
Calculation of Yield for Non-Money Market Fund Sub-Accounts
We calculate yield on a thirty-day period by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:
YIELD = 2[(	a - b	+1)[6] -1]
cd
Where:
a
= net investment income earned during the period by the Fund attributable to Sub-Account shares.
b
= expenses accrued for the period (net of reimbursements).
2

c
= the average daily number of Accumulation Units outstanding during the period.
d
= the maximum offering price per Accumulation Unit on the last day of the period.
Any performance advertising of yield for the non-Money Market Fund Sub-Accounts will be accompanied by the standardized total return for the Sub-Account.
Calculation of Total Return
For the 1-, 5- and 10-year periods, we calculate the average annual total return according to the following formula:
P(1+T)n = ERV
Where:
P
= a hypothetical initial payment of $1,000
T
= average annual total return
n
= number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the year period(s) at the end of the year period(s) (or fractional portion thereof).
The average annual total return will include the standard charges for the Contract or Account. The calculation of total return for the Sub-Accounts does not include any charges for optional benefits, if available and selected by you, which would lower this performance.
Non-Standardized Performance
We also advertise hypothetical total return performance for the Sub-Accounts before the inception of the Variable Account and may advertise other non-standardized performance total return. Non-standardized performance total return will be accompanied by standardized performance total return.
Other Performance Information
Delaware Life may also distribute other performance information including, but not limited to, sales material which compares the Contract or Account and its optional benefits, if any, and/or the performance of the Contract or Account with other third-party variable and fixed annuities. In addition, we may use advertisements that include Delaware Life’s credit rating by nationally recognized statistical rating organizations such as AM Best and Standard and Poor’s. From time to time, we may also advertise comparisons, such as tax-deferred compounding charts and other hypothetical illustrations, with comparisons of taxable and tax-deferred investments.
CALCULATIONS
Example of Net Investment Factor Calculation
We determine the net investment factor using the following formula:
Investment Factor	=	(	a + b	)	- d
c
where:
(a)
is the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period;
3

(b)
is the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period;
(c)
is the net asset value per share of the Fund share at the end of the previous Valuation Period; and
(d)
is a factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period.
Assume the following facts about a particular Variable Account at the end of the current Valuation Period:
(a)
the net asset value of a fund equals $18.38;
(b)
the per share amount of any dividend or capital gains distributions equal $0;
(c)
the net asset value per share of the Fund share at the end of the previous Valuation Period equals $18.32; and
(d)
the factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period equals 0.00004837.
The net investment factor is, therefore, determined as follows:
(18.38 + 0.00) - (.00004837)	=	1.00322674
18.32
Example of Variable Accumulation Unit Value Calculation
We calculate the Variable Accumulation Unit Value for any Valuation Period as follows: we multiply the Variable Accumulation Unit Value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period.
Assume the Variable Accumulation Unit value for the immediately preceding Valuation Period had been 14.5645672. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00321136 as shown in the calculation above. The value for the current Valuation Period would be, therefore, determined as follows:
(14.5645672 x 1.00322674)	=	14.6115633
ANNUITY PROVISIONS
Determination of Annuity Payments
On the Annuity Commencement Date, the Contract’s Accumulation Account will be canceled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.
The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 3% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and
4

is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Variable Account credited to the Contract by the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.
Annuity Unit Value
Assume the Annuity Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Annuity Unit value for any subsequent Valuation Period is determined using the following formula:
Annuity Unit Value	=	(A x B) x C
where:
A
equals the Annuity Unit value for the immediately preceding Valuation Period
B
equals the Net Investment Factor for the current Valuation Period
C
equals a factor to neutralize the assumed interest rate of 3% per year used to establish the annuity payment rates found in the Contract. (This factor is 0.99991902 for a one-day Valuation Period.)
Example of Variable Annuity Unit Calculation
Assume the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00322813 as shown in the calculation above. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be determined as follows:
(12.3456789 x 1.00322813) x 0.99991902	=	12.3845294
Example of Variable Annuity Payment Calculation
The first Variable Annuity payment is determined by multiplying the Variable Accumulation Unit value for the Valuation Period (as described under “Example of Variable Accumulation Unit Calculation”) by the annuity payment rate for the age and annuity option elected.
Assume the following facts:
●
the Account value being annuitized is made up of a particular Variable Account with 8,765.4321 Variable Accumulation Units;
●
at the end of the Valuation Period immediately preceding the Annuity Commencement Date, the Variable Accumulation Unit value and the Annuity Unit value for that Variable Account are 14.5645672 and 12.3456789, respectively;
●
the annuity payment rate for the age and option elected is $6.78 per $1,000; and
●
on the day prior to the second variable annuity payment date, the Annuity Unit value is 12.3724831.
The first Variable Annuity payment would be determined as follows:
(8,765.4321 x 14.5645672) x 6.78	=	$865.57
1,000
This first Variable Annuity payment of $865.57 represents 70.1112 Variable Annuity Units, which are calculated by dividing the first Variable Annuity Payment by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the Annuity Commencement Date. In this case, $865.57 divided by 12.3456789.
5

Subsequent Variable Annuity payments are determined by multiplying the number of Variable Annuity Units (calculated for the first Variable Annuity payment) by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the annuity payment date. Thus, the second Variable Annuity payment would be determined as follows:
70.1112 x 12.3845467	=	$868.29
DISTRIBUTION OF THE CONTRACT
We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts and variable life insurance contracts issued by the Company.
In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time.
Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” Total commissions paid on behalf of Clarendon in connection with the Variable Account during 2023, 2024, and 2025, were approximately $52,432,425, and $56,864,156 and $51,672,863, respectively.
CUSTODIAN
Delaware Life is the Custodian of the assets of the Variable Account. Its main administrative offices are at 10555 Group 1001 Way, Zionsville, IN 46077. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of Delaware Life. We will purchase Fund shares at net asset value in connection with amounts allocated to the Subaccounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account, if any.
OTHER SERVICE PROVIDERS
SE2, LLC (“SE2”), a third-party provider of contract administration services for life insurance companies, administers the Contracts. See “Administration of the Contract” in the Prospectus for additional information about SE2. During 2023, 2024, and 2025, Delaware Life paid SE2 approximately $650,293, $529,453, and $538,407, respectively, for services associated with the administration of the Contracts.
EXPERTS
The financial statements of Delaware Life Insurance Company as of December 31, 2025 and 2024 and for each of the years in the three-year period ended, and the financial statements of each of the sub-accounts of Delaware Life Variable Account F, as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025, have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.
6

The KPMG LLP report dated June 26, 2026, of Delaware Life Insurance Company includes explanatory language that states that the financial statements are prepared by Delaware Life Insurance Company using statutory accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.
FINANCIAL STATEMENTS
The financial statements are incorporated by reference to submission form N-VPFS/A filed on June 29, 2026, for Delaware Life Insurance Company and Delaware Life Variable Account F. The statutory-basis financial statements of Delaware Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.
7

PART C
OTHER INFORMATION
Item 27. EXHIBITS
(a)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the
Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on
October  14, 1997); Exhibit (a)

(b)	Not Applicable;
(c)(1)
Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance
Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(1)

(c)(2)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon
Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration
Statement on Form N-4, File No. 333-83364, filed on or about April  28, 2009); Exhibit (c)(2)(i)

(c)(2)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April  28, 2009); Exhibit (c)(2)(ii)

(c)(2)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April
27, 2010); Exhibit (c)(2)(iii)

(c)(2)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April
27, 2010); Exhibit (c)(2)(iv)

(c)(3)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(3)(i)

(c)(3)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(3)(ii)

(c)(3)(iii)
General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(3)(iii)

(d)(1)
Flexible Payment Combination Fixed/Variable Group Annuity Contract (Regatta Gold) (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 033-41628, filed on June  26, 2018); Exhibit (d)(1)

(d)(2)
Flexible Payment Combination Fixed/Variable Group Annuity Contract (Regatta Platinum) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628, filed on March  2, 1998); Exhibit (d)(2)

(d)(3)
Certificate to be issued in connection with Contract filed as Exhibit (d)(1) (Incorporated herein by reference to
Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 033-41628, filed on June 26,
2018); Exhibit (d)(3)

(d)(4)
Certificate (Regatta Platinum) to be issued in connection with Contract filed as Exhibit (d)(2) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628,
filed on March  2, 1998); Exhibit (d)(4)

(e)(1)
Application to be used with the annuity contract filed as Exhibit (d)(1) (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 033-41628, filed on April 29,
1998); Exhibit (e)(i)

(e)(2)
Application to be used with the annuity contract filed as Exhibit (d)(2)(Incorporated herein by reference to
Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628, filed on March 2,
1998); Exhibit (e)(ii)

(e)(3)
Application to be used with the Certificate filed as Exhibit (d)(3) (Incorporated herein be reference to Post-Effective
Amendment No. 7 to the Registration Statement on Form N-4, File No. 033-41628, filed on April  29, 1998); Exhibit
(e)(3)

(e)(4)
Application to be used with the Certificate filed as Exhibit (d)(4) (Incorporated herein by reference to Post-Effective
Amendment No. 9 to the Registration Statement on Form N-4, File 033-41628, filed on March  2, 1998); Exhibit
(e)(4)

(f)(1)
Certificate of Incorporation of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August  11, 2014); Exhibit (f)(1)

(f)(2)	By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014); Exhibit (f)(2)
(g)
Amended and Restated Reinsurance Agreement between Delaware Life Insurance Company and Hannover Life
Reassurance Company of America (Incorporated herein by reference to Post-Effective Amendment No. 56 to the
Registration Statement on Form N-4, File No. 333-83516, filed on April  26, 2019); Exhibit (g)

(h)(1)
Participation Agreement, dated December 1, 2012, as amended through September 8, 2014, by and among Delaware
Life Insurance Company of New York and Delaware Life Insurance Company, MFS Variable Insurance Trusts I, II
and III, and MFS Fund Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(1)

(h)(2)
Form of Letter Amendment to Participation Agreement, which removed Delaware Life Insurance Company of New
York as a party to the Participation Agreement, (Incorporated herein by reference to Post-Effective Amendment No.
24 to the Registration Statement on Form N-4, File No. 333-168710 filed on April 29, 2025); Exhibit (h)(2)

(i)
Master Services Agreement by and between Sun Life Assurance Company of Canada (U.S.) and se2, Inc., dated
December 1, 2013 (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration
Statement of Delaware Life Variable Account I on Form N-6, File No. 333-143354, filed on April  29, 2015). Exhibit
(i)

(i)(2)	Services Agreement, dated July 1, 2025, between Zinnia Tech Solutions LLC and Delaware Life Insurance Company.*
(i)(3)
Third Party Administration Addendum to the Services Agreement, dated July 1, 2025, among Zinnia Tech
Solutions LLC, Se2, LLC, Zinnia Digital Service LLP, Delaware Life Insurance Company and Security Distributors,
LLC.*

(i)(4)	Order Form, dated July 1, 2025, between Zinnia Tech Solutions LLC and Delaware Life Insurance Company.*
(j)	Not Applicable
(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use*;
(k)(2)	Representation of Counsel Pursuant to Rule 485(b)*;
(l)	Not Applicable;
(m)	Not Applicable;
(n)	Not Applicable;
(o)
Form of Initial Template Summary Prospectus (Incorporated by reference to Post-Effective Amendment No. 5 to the
Registration Statement on Form N-4, File No. 333- 225901, filed on October 8, 2021); Exhibit (o)

(p)	Powers of Attorney*
(q)	Resolution of the Board of Directors of the Depositor authorizing the use of powers of attorney for Officer signatures*
(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC*; and
(s)	Consents of Independent Registered Public Accounting Firm;*
*
Filed herewith.
Item 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and Principal Business Address	Positions and Offices With Depositor
Dennis A. Cullen Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director

Name and Principal Business Address	Positions and Offices With Depositor
Michael K. Moran Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director
Curtis P. Steger Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director
Daniel J. Towriss Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Executive Officer
Michael S. Bloom Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Chief Legal Officer and Secretary
Andrew F. Kenney Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Chief Investment Officer
John J. Miceli, Jr. Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Treasurer
Ellyn M. Nettleton Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Accounting Officer
Martin B. Woll Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Operating Officer
Fang L. Wang Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	President and Chief Financial Officer
Daniel P. Healy Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Risk Officer
Dale Uthoff Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Product Officer
Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor, Delaware Life Insurance Company, which is a wholly-owned subsidiary of DLIC Sub-Holdings, LLC.
The organization chart of DLIC Sub-Holdings, LLC, the Depositor and Registrant is filed herewith as Exhibit (r). None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Delaware Life Insurance Company.

Item 30. INDEMNIFICATION
Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Delaware Life Insurance Company (a copy of which was filed as Exhibit (6)(b) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, on August 11, 2014), provides for the indemnification of directors, officers and employees of Delaware Life Insurance Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company pursuant to the certificate of incorporation, by-laws, or otherwise, Delaware Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.
Item 31. PRINCIPAL UNDERWRITERS
(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant and Delaware Life Variable Accounts C, D, E, G, I, K and L, Keyport Variable Account A, KMA Variable Account and Keyport Variable Account I.
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Colin J. Lake	President and Director
	Fang L. Wang	Director
	Michael S. Bloom	Secretary and Director
	John J. Miceli, Jr.	Treasurer
	James Joseph	Financial/Operations Principal
	Elizabeth T. Carey	Chief Compliance Officer
*
The principal business address of all directors and officers of the principal underwriter, is 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451.
(c) Inapplicable.
Item 32. LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Delaware Life Insurance Company at its offices at 10555 Group 1001 Way, Zionsville, Indiana 46077 and 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451, at the offices of Clarendon Insurance Agency, Inc., at 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451, or at the offices of SE2, LLC at 5801 SW 6th Avenue, Topeka, Kanas 66636-0001.
Item 33. MANAGEMENT SERVICES
Not Applicable.
Item 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 30th day of June, 2026.
DELAWARE LIFE VARIABLE ACCOUNT F (Registrant)
By:	/s/ Daniel J. Towriss* Daniel J. Towriss Chief Executive Officer (Principal Executive Officer)

DELAWARE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Daniel J. Towriss* Daniel J. Towriss Chief Executive Officer (Principal Executive Officer)
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Dennis A. Cullen* Dennis A. Cullen	Director	June 30, 2026
/s/ Michael K. Moran* Michael K. Moran	Director	June 30, 2026
/s/ Curtis P. Steger* Curtis P. Steger	Director	June 30, 2026
/s/ Daniel J. Towriss* Daniel J. Towriss	Chief Executive Officer (Principal Executive Officer)	June 30, 2026
/s/ Ellyn M. Nettleton* Ellyn M. Nettleton	Chief Accounting Officer (Principal Accounting Officer)	June 30, 2026
/s/ Fang L. Wang* Fang L. Wang	President and Chief Financial Officer (Principal Financial Officer)	June 30, 2026
*By: /s/ Kenneth N. Crowley Kenneth N. Crowley	Attorney-in-Fact	June 30, 2026
*
Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Director and Officer signatures. Powers of Attorney are included herein as Exhibit (p). Resolution of the Board of Directors is included herein as Exhibit (q).

EXHIBIT INDEX
(i)(2)	Services Agreement
(i)(3)	Third Party Administration Addendum
(i)(4)	Order Form for Services Agreement
(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use
(k)(2)	Representation of Counsel Pursuant to Rule 485(b)
(p)	Powers of Attorney
(q)	Resolution of the Board of Directors of the Depositor authorizing the use of powers of attorney for Officer signatures
(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC
(s)	Consents of Independent Registered Public Accounting Firm